UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	February 28, 2026

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Short-Term Treasury Bond Index Fund Fidelity® Short-Term Treasury Bond Index Fund : FUMBX

This annual shareholder report contains information about Fidelity® Short-Term Treasury Bond Index Fund for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Short-Term Treasury Bond Index Fund	$ 3	0.03%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a strong gain for the 12 months ending February 28, 2026, navigating uncertainty related to U.S. trade policy and geopolitical events but buoyed by attractive yields, stable consumer inflation and three policy interest-rate cuts by the Federal Reserve since September.
•Against that backdrop, we constructed the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index. We attempt to hold all positions held by the index in the same relative proportions.
•Exposures include duration, key-rate durations and other factors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 29, 2016 through February 28, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Short-Term Treasury Bond Index Fund	5.29%	1.53%	1.74%
Bloomberg U.S. 1-5 Year Treasury Bond Index	5.25%	1.54%	1.77%
Bloomberg U.S. Aggregate Bond Index	6.26%	0.42%	1.97%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$3,580,335,642
Number of Holdings	119
Total Advisory Fee	$979,758
Portfolio Turnover	35%
What did the Fund invest in?
(as of February 28, 2026)

COUPON DISTRIBUTION (% of Fund's net assets)
0.01 - 0.99%	11.4
1 - 1.99%	11.1
2 - 2.99%	7.8
3 - 3.99%	42.1
4 - 4.99%	26.0
5 - 5.99%	0.3
6 - 6.99%	0.5

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 99.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	98.4
US Treasury Bonds	0.8
99.2
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912764.101    3049-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Series Long-Term Treasury Bond Index Fund Fidelity® Series Long-Term Treasury Bond Index Fund : FTLTX

This annual shareholder report contains information about Fidelity® Series Long-Term Treasury Bond Index Fund for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Long-Term Treasury Bond Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a strong gain for the 12 months ending February 28, 2026, navigating uncertainty related to U.S. trade policy and geopolitical events but buoyed by attractive yields, stable consumer inflation and three policy interest-rate cuts by the Federal Reserve since September.
•Against that backdrop, we constructed the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index. We attempt to hold all positions held by the index in the same relative proportions.
•Exposures include duration, key-rate durations and other factors.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
July 7, 2016 through February 28, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® Series Long-Term Treasury Bond Index Fund	3.72%	-4.77%	-1.41%
Bloomberg U.S. Long Treasury Bond Index	3.68%	-4.78%	-1.35%
Bloomberg U.S. Aggregate Bond Index	6.26%	0.42%	1.65%
A   From July 7, 2016

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$20,104,847,809
Number of Holdings	90
Total Advisory Fee	$0
Portfolio Turnover	20%
What did the Fund invest in?
(as of February 28, 2026)

COUPON DISTRIBUTION (% of Fund's net assets)
1 - 1.99%	6.6
2 - 2.99%	32.4
3 - 3.99%	22.9
4 - 4.99%	35.9
5 - 5.99%	1.2

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 99.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bonds	98.0
US Treasury Notes	1.0
99.0
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912773.101    2840-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® SAI U.S. Treasury Bond Index Fund Fidelity® SAI U.S. Treasury Bond Index Fund : FUTBX

This annual shareholder report contains information about Fidelity® SAI U.S. Treasury Bond Index Fund for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI U.S. Treasury Bond Index Fund	$ 3	0.03%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a strong gain for the 12 months ending February 28, 2026, navigating uncertainty related to U.S. trade policy and geopolitical events but buoyed by attractive yields, stable consumer inflation and three policy interest-rate cuts by the Federal Reserve since September.
•Against that backdrop, we constructed the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index. We attempt to hold all positions held by the index in the same relative proportions.
•Exposures include duration, key-rate durations and other factors.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
March 1, 2016 through February 28, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® SAI U.S. Treasury Bond Index Fund	5.30%	-0.11%	1.24%
Bloomberg U.S. Treasury Index	5.32%	-0.10%	1.29%
Bloomberg U.S. Aggregate Bond Index	6.26%	0.42%	2.01%
A   From March 1, 2016

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$8,173,315,619
Number of Holdings	211
Total Advisory Fee	$3,484,737
Portfolio Turnover	26%
What did the Fund invest in?
(as of February 28, 2026)

COUPON DISTRIBUTION (% of Fund's net assets)
0.01 - 0.99%	12.2
1 - 1.99%	15.3
2 - 2.99%	18.1
3 - 3.99%	21.5
4 - 4.99%	26.6
5 - 5.99%	0.8
6 - 6.99%	3.9

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 98.4
Short-Term Investments and Net Other Assets (Liabilities) - 1.6

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	73.4
US Treasury Bonds	25.0
98.4
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912772.101    2814-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® SAI Long-Term Treasury Bond Index Fund Fidelity® SAI Long-Term Treasury Bond Index Fund : FBLTX

This annual shareholder report contains information about Fidelity® SAI Long-Term Treasury Bond Index Fund for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Long-Term Treasury Bond Index Fund	$ 3	0.03%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a strong gain for the 12 months ending February 28, 2026, navigating uncertainty related to U.S. trade policy and geopolitical events but buoyed by attractive yields, stable consumer inflation and three policy interest-rate cuts by the Federal Reserve since September.
•Against that backdrop, we constructed the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index. We attempt to hold all positions held by the index in the same relative proportions.
•Exposures include duration, key-rate durations and other factors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 29, 2016 through February 28, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® SAI Long-Term Treasury Bond Index Fund	2.63%	-5.77%	-0.87%
Bloomberg U.S. 20+ Year Treasury Bond Index	2.72%	-5.69%	-0.84%
Bloomberg U.S. Aggregate Bond Index	6.26%	0.42%	1.97%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$9,783,459,051
Number of Holdings	44
Total Advisory Fee	$2,103,634
Portfolio Turnover	25%
What did the Fund invest in?
(as of February 28, 2026)

COUPON DISTRIBUTION (% of Fund's net assets)
1 - 1.99%	12.3
2 - 2.99%	22.9
3 - 3.99%	18.7
4 - 4.99%	45.4

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 99.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bonds	99.3
99.3
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912771.101    2801-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Long-Term Treasury Bond Index Fund Fidelity® Long-Term Treasury Bond Index Fund : FNBGX

This annual shareholder report contains information about Fidelity® Long-Term Treasury Bond Index Fund for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Long-Term Treasury Bond Index Fund	$ 3	0.03%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a strong gain for the 12 months ending February 28, 2026, navigating uncertainty related to U.S. trade policy and geopolitical events but buoyed by attractive yields, stable consumer inflation and three policy interest-rate cuts by the Federal Reserve since September.
•Against that backdrop, we constructed the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index. We attempt to hold all positions held by the index in the same relative proportions.
•Exposures include duration, key-rate durations and other factors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 29, 2016 through February 28, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Long-Term Treasury Bond Index Fund	3.63%	-4.81%	-0.45%
Bloomberg U.S. Long Treasury Bond Index	3.68%	-4.78%	-0.40%
Bloomberg U.S. Aggregate Bond Index	6.26%	0.42%	1.97%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$5,264,226,531
Number of Holdings	91
Total Advisory Fee	$1,480,054
Portfolio Turnover	25%
What did the Fund invest in?
(as of February 28, 2026)

COUPON DISTRIBUTION (% of Fund's net assets)
1 - 1.99%	12.2
2 - 2.99%	19.9
3 - 3.99%	27.8
4 - 4.99%	37.9
5 - 5.99%	1.5

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 99.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bonds	98.1
US Treasury Notes	1.2
99.3
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912766.101    3047-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Intermediate Treasury Bond Index Fund Fidelity® Intermediate Treasury Bond Index Fund : FUAMX

This annual shareholder report contains information about Fidelity® Intermediate Treasury Bond Index Fund for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Intermediate Treasury Bond Index Fund	$ 3	0.03%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a strong gain for the 12 months ending February 28, 2026, navigating uncertainty related to U.S. trade policy and geopolitical events but buoyed by attractive yields, stable consumer inflation and three policy interest-rate cuts by the Federal Reserve since September.
•Against that backdrop, we constructed the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index. We attempt to hold all positions held by the index in the same relative proportions.
•Exposures include duration, key-rate durations and other factors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 29, 2016 through February 28, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Intermediate Treasury Bond Index Fund	6.87%	0.05%	1.38%
Bloomberg U.S. 5-10 Year Treasury Bond Index	6.89%	0.05%	1.41%
Bloomberg U.S. Aggregate Bond Index	6.26%	0.42%	1.97%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$8,195,352,675
Number of Holdings	47
Total Advisory Fee	$2,117,742
Portfolio Turnover	40%
What did the Fund invest in?
(as of February 28, 2026)

COUPON DISTRIBUTION (% of Fund's net assets)
0.01 - 0.99%	0.4
1 - 1.99%	12.6
2 - 2.99%	6.2
3 - 3.99%	22.9
4 - 4.99%	57.3

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 99.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	99.4
99.4
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912765.101    3045-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® SAI Intermediate Treasury Bond Index Fund Fidelity® SAI Intermediate Treasury Bond Index Fund : FSIWX

This annual shareholder report contains information about Fidelity® SAI Intermediate Treasury Bond Index Fund for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Intermediate Treasury Bond Index Fund	$ 3	0.03%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a strong gain for the 12 months ending February 28, 2026, navigating uncertainty related to U.S. trade policy and geopolitical events but buoyed by attractive yields, stable consumer inflation and three policy interest-rate cuts by the Federal Reserve since September.
•Against that backdrop, we constructed the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index. We attempt to hold all positions held by the index in the same relative proportions.
•Exposures include duration, key-rate durations and other factors.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
September 20, 2024 through February 28, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® SAI Intermediate Treasury Bond Index Fund	6.85%	3.85%
Bloomberg U.S. 5-10 Year Treasury Bond Index	6.89%	3.89%
Bloomberg U.S. Aggregate Bond Index	6.26%	3.84%
A   From September 20, 2024

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$4,259,026,354
Number of Holdings	47
Total Advisory Fee	$1,086,508
Portfolio Turnover	43%
What did the Fund invest in?
(as of February 28, 2026)

COUPON DISTRIBUTION (% of Fund's net assets)
1 - 1.99%	12.3
2 - 2.99%	5.9
3 - 3.99%	21.7
4 - 4.99%	59.4

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 99.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	99.3
99.3
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916271.101    7703-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® SAI Short-Term Treasury Bond Index Fund Fidelity® SAI Short-Term Treasury Bond Index Fund : FSSWX

This annual shareholder report contains information about Fidelity® SAI Short-Term Treasury Bond Index Fund for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Short-Term Treasury Bond Index Fund	$ 3	0.03%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a strong gain for the 12 months ending February 28, 2026, navigating uncertainty related to U.S. trade policy and geopolitical events but buoyed by attractive yields, stable consumer inflation and three policy interest-rate cuts by the Federal Reserve since September.
•Against that backdrop, we constructed the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index. We attempt to hold all positions held by the index in the same relative proportions.
•Exposures include duration, key-rate durations and other factors.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
September 20, 2024 through February 28, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® SAI Short-Term Treasury Bond Index Fund	5.23%	4.00%
Bloomberg U.S. 1-5 Year Treasury Bond Index	5.25%	4.01%
Bloomberg U.S. Aggregate Bond Index	6.26%	3.84%
A   From September 20, 2024

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$647,021,734
Number of Holdings	121
Total Advisory Fee	$85,575
Portfolio Turnover	84%
What did the Fund invest in?
(as of February 28, 2026)

COUPON DISTRIBUTION (% of Fund's net assets)
0.01 - 0.99%	7.5
1 - 1.99%	5.7
2 - 2.99%	3.7
3 - 3.99%	53.6
4 - 4.99%	28.6
5 - 5.99%	0.1
6 - 6.99%	0.1

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 99.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	99.1
US Treasury Bonds	0.2
99.3
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916276.101    7700-TSRA-0426

Item 2.

Code of Ethics

As of the end of the period, February 28, 2026, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Laura M. Bishop is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Bishop is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity SAI Intermediate Treasury Bond Index Fund, Fidelity SAI Long-Term Treasury Bond Index Fund, Fidelity SAI Short-Term Treasury Bond Index Fund, and Fidelity SAI U.S. Treasury Bond Index Fund (the “Funds”):

Services Billed by Deloitte Entities

February 28, 2026 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

Fidelity SAI Intermediate Treasury Bond Index Fund	$34,500	$-	$9,800	$200
Fidelity SAI Long-Term Treasury Bond Index Fund	$41,500	$-	$9,800	$300
Fidelity SAI Short-Term Treasury Bond Index Fund	$34,500	$-	$9,800	$200
Fidelity SAI U.S. Treasury Bond Index Fund	$46,600	$-	$7,700	$300

February 28, 2025 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

Fidelity SAI Intermediate Treasury Bond Index Fund	$28,400	$-	$9,800	$300
Fidelity SAI Long-Term Treasury Bond Index Fund	$41,700	$-	$11,700	$900
Fidelity SAI Short-Term Treasury Bond Index Fund	$28,400	$-	$9,800	$300
Fidelity SAI U.S. Treasury Bond Index Fund	$46,900	$-	$8,200	$1,000

A Amounts may reflect rounding.
B Fidelity SAI Intermediate Treasury Bond Index Fund and Fidelity SAI Short-Term Treasury Bond Index Fund commenced operations on September 20, 2024.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Intermediate Treasury Bond Index Fund, Fidelity Long-Term Treasury Bond Index Fund, Fidelity Series Long-Term Treasury Bond Index Fund, and Fidelity Short-Term Treasury Bond Index Fund (the “Funds”):

Services Billed by PwC

February 28, 2026 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Intermediate Treasury Bond Index Fund	$37,300	$1,100	$12,400	$400
Fidelity Long-Term Treasury Bond Index Fund	$37,200	$1,100	$9,800	$400
Fidelity Series Long-Term Treasury Bond Index Fund	$43,300	$1,300	$9,000	$500
Fidelity Short-Term Treasury Bond Index Fund	$37,200	$1,100	$12,400	$400

February 28, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Intermediate Treasury Bond Index Fund	$37,600	$3,400	$9,800	$1,500
Fidelity Long-Term Treasury Bond Index Fund	$37,400	$3,400	$9,800	$1,500
Fidelity Series Long-Term Treasury Bond Index Fund	$43,900	$3,800	$9,000	$1,600
Fidelity Short-Term Treasury Bond Index Fund	$37,400	$3,400	$9,800	$1,500

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	February 28, 2026A	February 28, 2025A,B
Audit-Related Fees	$154,800	$250,000
Tax Fees	$-	$-
All Other Fees	$1,520,400	$2,444,500

A Amounts may reflect rounding.
B May include amounts billed prior to Fidelity SAI Intermediate Treasury Bond Index Fund and Fidelity SAI Short-Term Treasury Bond Index Fund’s commencement of operations.

Services Billed by PwC

	February 28, 2026A	February 28, 2025A
Audit-Related Fees	$9,428,700	$9,845,100
Tax Fees	$1,000	$1,000
All Other Fees	$-	$35,000

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	February 28, 2026A	February 28, 2025A,B
Deloitte Entities	$4,210,700	$3,052,800
PwC	$14,756,000	$14,871,100

A Amounts may reflect rounding.
B May include amounts billed prior to Fidelity SAI Intermediate Treasury Bond Index Fund and Fidelity SAI Short-Term Treasury Bond Index Fund’s commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Series Long-Term Treasury Bond Index Fund

Annual Report
February 28, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
"BLOOMBERG ®" and the Bloomberg indices listed herein (the "Indices") are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the Indices (collectively, "Bloomberg") and have been licensed for use for certain purposes by Fidelity. Bloomberg is not affiliated with Fidelity, and Bloomberg does not approve, endorse, review, or recommend the fund. Bloomberg does not guarantee the timeliness, accuracy, or completeness of any data or information relating to the fund.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Series Long-Term Treasury Bond Index Fund
Schedule of Investments February 28, 2026
Showing Percentage of Net Assets
U.S. Treasury Obligations - 99.0%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bonds 1.125% 5/15/2040	4.69 to 4.88	74,617,000	48,979,065
US Treasury Bonds 1.25% 5/15/2050	4.88 to 4.89	57,000,000	28,560,117
US Treasury Bonds 1.375% 11/15/2040	2.32 to 3.49	240,063,000	161,189,175
US Treasury Bonds 1.75% 8/15/2041	1.97 to 4.77	296,740,000	207,161,613
US Treasury Bonds 1.875% 11/15/2051	3.11 to 4.80	353,820,000	204,234,301
US Treasury Bonds 1.875% 2/15/2041	1.92 to 4.40	633,606,000	457,409,080
US Treasury Bonds 1.875% 2/15/2051	2.12 to 4.79	417,705,000	243,770,027
US Treasury Bonds 2% 11/15/2041	1.85 to 4.09	836,780,000	603,789,069
US Treasury Bonds 2% 2/15/2050	1.64 to 4.99	435,249,000	266,181,967
US Treasury Bonds 2% 8/15/2051	1.90 to 4.92	835,220,000	499,435,459
US Treasury Bonds 2.25% 2/15/2052	2.17 to 5.04	1,428,240,000	903,529,176
US Treasury Bonds 2.25% 5/15/2041	1.83 to 4.45	831,582,000	631,742,451
US Treasury Bonds 2.25% 8/15/2046	3.02 to 5.04	198,641,000	135,890,618
US Treasury Bonds 2.25% 8/15/2049	2.55 to 4.83	240,147,000	156,705,298
US Treasury Bonds 2.375% 11/15/2049	4.26 to 4.94	361,492,000	241,677,172
US Treasury Bonds 2.375% 2/15/2042	2.60 to 3.32	690,660,000	524,998,223
US Treasury Bonds 2.375% 5/15/2051	4.78 to 5.08	40,874,000	26,833,143
US Treasury Bonds 2.5% 2/15/2045	2.99 to 4.23	686,749,000	504,063,039
US Treasury Bonds 2.5% 2/15/2046	3.02 to 4.87	186,618,000	134,875,245
US Treasury Bonds 2.5% 5/15/2046	3.02 to 3.43	136,970,000	98,639,802
US Treasury Bonds 2.75% 11/15/2042	1.48 to 4.32	193,274,000	153,381,038
US Treasury Bonds 2.75% 11/15/2047	3.06 to 4.90	267,357,000	197,666,639
US Treasury Bonds 2.75% 8/15/2042	3.01 to 4.15	252,260,000	201,226,619
US Treasury Bonds 2.75% 8/15/2047	2.39 to 3.20	458,264,000	339,813,498
US Treasury Bonds 2.875% 11/15/2046	3.06 to 4.65	11,125,000	8,524,966
US Treasury Bonds 2.875% 5/15/2043	2.31 to 4.03	241,482,000	193,647,811
US Treasury Bonds 2.875% 5/15/2049	1.40 to 4.92	596,099,000	443,977,331
US Treasury Bonds 2.875% 5/15/2052	3.02 to 4.96	269,780,000	196,033,106
US Treasury Bonds 2.875% 8/15/2045	3.36 to 4.04	18,732,000	14,561,935
US Treasury Bonds 3% 11/15/2044	2.99 to 3.82	172,537,000	138,144,175
US Treasury Bonds 3% 11/15/2045	1.74 to 4.73	393,262,000	311,337,538
US Treasury Bonds 3% 2/15/2047	1.89 to 3.13	489,794,000	382,364,573
US Treasury Bonds 3% 2/15/2048	2.53 to 3.88	424,609,000	327,828,002
US Treasury Bonds 3% 2/15/2049	4.13 to 4.90	376,287,000	287,653,771
US Treasury Bonds 3% 5/15/2042	3.14 to 4.13	79,079,000	65,684,994
US Treasury Bonds 3% 5/15/2045	2.33 to 4.02	158,044,000	125,867,229
US Treasury Bonds 3% 5/15/2047	1.92 to 4.50	234,862,000	182,788,691
US Treasury Bonds 3% 8/15/2048	2.39 to 4.52	203,982,000	156,683,674
US Treasury Bonds 3% 8/15/2052	4.17 to 5.04	272,980,000	203,348,775
US Treasury Bonds 3.125% 11/15/2041	1.92 to 3.03	59,163,000	50,424,902
US Treasury Bonds 3.125% 2/15/2042	2.65 to 3.99	154,840,000	131,390,208
US Treasury Bonds 3.125% 2/15/2043	3.14 to 5.01	72,321,000	60,404,986
US Treasury Bonds 3.125% 5/15/2048	1.51 to 4.93	273,142,000	215,163,344
US Treasury Bonds 3.125% 8/15/2044	1.96 to 4.20	77,966,000	63,862,072
US Treasury Bonds 3.25% 5/15/2042	3.27 to 4.64	329,100,000	282,923,156
US Treasury Bonds 3.375% 11/15/2048	3.70 to 5.19	310,991,000	254,988,325
US Treasury Bonds 3.375% 5/15/2044	2.95 to 3.01	122,930,000	104,893,864
US Treasury Bonds 3.5% 2/15/2039	3.03 to 4.37	97,534,000	91,137,141
US Treasury Bonds 3.625% 2/15/2044	1.64 to 3.82	142,857,000	126,646,079
US Treasury Bonds 3.625% 2/15/2053	3.67 to 5.08	360,680,000	302,773,951
US Treasury Bonds 3.625% 5/15/2053	3.85 to 4.79	338,800,000	284,234,671
US Treasury Bonds 3.625% 8/15/2043	4.12 to 5.02	85,132,000	75,833,989
US Treasury Bonds 3.75% 11/15/2043	3.04 to 4.82	103,069,000	93,160,687
US Treasury Bonds 3.75% 8/15/2041	2.19 to 4.60	107,358,000	99,591,320
US Treasury Bonds 3.875% 8/15/2040	4.78	189,600,000	180,408,844
US Treasury Bonds 4% 11/15/2042	3.96 to 5.22	251,320,000	237,065,444
US Treasury Bonds 4% 11/15/2052	4.21 to 4.81	249,300,000	223,980,469
US Treasury Bonds 4.125% 8/15/2044	4.60 to 4.80	92,400,000	87,505,688
US Treasury Bonds 4.125% 8/15/2053	4.70 to 5.07	501,600,000	460,159,218
US Treasury Bonds 4.25% 11/15/2040	2.93 to 3.12	47,867,000	47,408,898
US Treasury Bonds 4.25% 2/15/2054	4.37 to 4.99	259,600,000	243,182,327
US Treasury Bonds 4.25% 5/15/2039	3.03 to 4.73	13,257,000	13,318,624
US Treasury Bonds 4.25% 8/15/2054	4.13 to 4.74	604,000,000	565,919,684
US Treasury Bonds 4.375% 11/15/2039	4.63 to 4.83	146,400,000	148,069,875
US Treasury Bonds 4.375% 2/15/2038	2.35 to 4.41	152,224,000	156,903,699
US Treasury Bonds 4.375% 5/15/2040	4.06 to 4.75	114,924,900	115,831,729
US Treasury Bonds 4.375% 5/15/2041	3.88 to 4.79	20,568,000	20,584,872
US Treasury Bonds 4.5% 11/15/2054	4.37 to 4.80	604,100,000	590,177,380
US Treasury Bonds 4.5% 2/15/2044	4.92	18,300,000	18,242,098
US Treasury Bonds 4.5% 5/15/2038	3.97 to 4.79	62,700,000	65,242,289
US Treasury Bonds 4.5% 8/15/2039	4.14	48,244,000	49,508,521
US Treasury Bonds 4.625% 11/15/2044	4.47 to 4.86	219,100,000	221,162,621
US Treasury Bonds 4.625% 11/15/2045	4.71 to 4.78	126,800,000	127,632,125
US Treasury Bonds 4.625% 11/15/2055	4.67 to 4.83	243,000,000	242,582,344
US Treasury Bonds 4.625% 2/15/2040	4.62 to 4.85	30,743,000	31,847,827
US Treasury Bonds 4.625% 2/15/2055	4.47 to 4.92	668,900,000	667,123,268
US Treasury Bonds 4.625% 5/15/2044	4.74 to 4.75	195,000,000	197,216,602
US Treasury Bonds 4.625% 5/15/2054	4.34 to 4.80	473,400,000	471,883,643
US Treasury Bonds 4.75% 11/15/2043	4.52 to 4.90	236,800,000	243,737,501
US Treasury Bonds 4.75% 11/15/2053	4.21 to 4.85	770,500,000	782,960,434
US Treasury Bonds 4.75% 2/15/2037	2.93 to 2.95	28,863,000	30,825,909
US Treasury Bonds 4.75% 2/15/2041	3.79 to 4.87	126,671,100	132,272,338
US Treasury Bonds 4.75% 2/15/2056	4.63	56,200,000	57,271,313
US Treasury Bonds 4.75% 5/15/2055	4.79 to 4.89	364,300,000	370,746,401
US Treasury Bonds 4.75% 8/15/2055	4.67 to 4.92	241,800,000	246,220,406
US Treasury Bonds 4.875% 8/15/2045	4.70 to 4.87	154,300,000	160,496,109
US Treasury Bonds 5% 5/15/2037	1.70 to 4.41	136,927,000	149,400,194
US Treasury Bonds 5% 5/15/2045	4.79 to 4.89	90,000,000	95,139,844
US Treasury Notes 4.75% 2/15/2045	4.71 to 4.94	198,200,000	203,154,999
TOTAL U.S. TREASURY OBLIGATIONS (Cost $23,045,192,343)			19,902,810,637

Money Market Funds - 1.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $281,514,585)	3.70	281,458,293	281,514,585

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $23,326,706,928)	20,184,325,222
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(79,477,413)
NET ASSETS - 100.0%	20,104,847,809

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	253,067,874	1,702,962,655	1,674,516,442	3,384,814	498	-	281,514,585	281,458,293	0.4%
Fidelity Securities Lending Cash Central Fund	222,273,265	591,477,194	813,750,303	31,608	(156)	-	-	-	0.0%
Total	475,341,139	2,294,439,849	2,488,266,745	3,416,422	342	-	281,514,585

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Treasury Obligations	19,902,810,637	-	19,902,810,637	-

Money Market Funds	281,514,585	281,514,585	-	-
Total Investments in Securities:	20,184,325,222	281,514,585	19,902,810,637	-
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $23,045,192,343)	$19,902,810,637
Fidelity Central Funds (cost $281,514,585)	281,514,585

Total Investment in Securities (cost $23,326,706,928)		$20,184,325,222
Cash		1
Receivable for investments sold		421,351,045
Receivable for fund shares sold		28,162
Interest receivable		129,097,265
Distributions receivable from Fidelity Central Funds		437,279
Total assets		20,735,238,974
Liabilities
Payable for investments purchased	$57,264,727
Payable for fund shares redeemed	573,085,760
Other payables and accrued expenses	40,678
Total liabilities		630,391,165
Net Assets		$20,104,847,809
Net Assets consist of:
Paid in capital		$26,192,804,252
Total accumulated earnings (loss)		(6,087,956,443)
Net Assets		$20,104,847,809
Net Asset Value, offering price and redemption price per share ($20,104,847,809 ÷ 3,607,609,974 shares)		$5.57
Statement of Operations
Year ended February 28, 2026
Investment Income
Interest		$883,433,274
Income from Fidelity Central Funds (including $31,608 from security lending)		3,416,422
Total income		886,849,696
Expenses
Custodian fees and expenses	$158,953
Independent trustees' fees and expenses	47,511
Total expenses before reductions	206,464
Expense reductions	(23)
Total expenses after reductions		206,441
Net Investment income (loss)		886,643,255
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,015,428,386)
Fidelity Central Funds	342
Total net realized gain (loss)		(1,015,428,044)
Change in net unrealized appreciation (depreciation) on investment securities		956,755,262
Net gain (loss)		(58,672,782)
Net increase (decrease) in net assets resulting from operations		$827,970,473
Statement of Changes in Net Assets

	Year ended February 28, 2026	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$886,643,255	$729,606,577
Net realized gain (loss)	(1,015,428,044)	(913,871,107)
Change in net unrealized appreciation (depreciation)	956,755,262	950,687,866
Net increase (decrease) in net assets resulting from operations	827,970,473	766,423,336
Distributions to shareholders	(820,656,717)	(676,666,979)

Share transactions
Proceeds from sales of shares	4,848,698,133	5,495,827,183
Reinvestment of distributions	820,605,963	676,584,575
Cost of shares redeemed	(6,615,074,525)	(4,982,406,014)

Net increase (decrease) in net assets resulting from share transactions	(945,770,429)	1,190,005,744
Total increase (decrease) in net assets	(938,456,673)	1,279,762,101

Net Assets
Beginning of period	21,043,304,482	19,763,542,381
End of period	$20,104,847,809	$21,043,304,482

Other Information
Shares
Sold	896,928,622	1,006,501,340
Issued in reinvestment of distributions	151,490,082	122,142,333
Redeemed	(1,209,675,124)	(895,144,557)
Net increase (decrease)	(161,256,420)	233,499,116

Financial Highlights
Fidelity® Series Long-Term Treasury Bond Index Fund

Years ended February 28,	2026	2025	2024 A	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$5.58	$5.59	$5.94	$8.05	$8.33
Income from Investment Operations
Net investment income (loss) B,C	.224	.213	.202	.185	.175
Net realized and unrealized gain (loss)	(.026)	(.026) D	(.365)	(2.121)	(.253)
Total from investment operations	.198	.187	(.163)	(1.936)	(.078)
Distributions from net investment income	(.208)	(.197)	(.187)	(.174)	(.169)
Distributions from net realized gain	-	-	-	-	(.033)
Total distributions	(.208)	(.197)	(.187)	(.174)	(.202)
Net asset value, end of period	$5.57	$5.58	$5.59	$5.94	$8.05
Total Return E	3.72%	3.44%	(2.77)%	(24.16)%	(1.01)%
Ratios to Average Net Assets C,F,G
Expenses before reductions H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	- %	-%	-%	-%	-%
Expenses net of all reductions, if any H	-%	-%	-%	-%	-%
Net investment income (loss)	4.15%	3.84%	3.53%	2.87%	2.10%
Supplemental Data
Net assets, end of period (000 omitted)	$20,104,848	$21,043,304	$19,763,542	$17,545,738	$15,129,018
Portfolio turnover rate I	20%	18%	11%	10%	18%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended February 28, 2026

1. Organization.
Fidelity Series Long-Term Treasury Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$231,509,871
Gross unrealized depreciation	(3,289,379,794)
Net unrealized appreciation (depreciation)	$(3,057,869,923)
Tax Cost	$23,242,195,145

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$-
Undistributed ordinary income	$2,103,774
Capital loss carryforward	$(3,032,190,295)
Net unrealized appreciation (depreciation) on securities and other investments	$(3,057,869,923)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(168,047,652)
Long-term	(2,864,142,643)
Total capital loss carryforward	$(3,032,190,295)

The tax character of distributions paid was as follows:

	February 28, 2026	February 28, 2025
Ordinary Income	$820,656,717	$ 676,666,979
Total	$820,656,717	$ 676,666,979
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Effective March 24, 2026 the .10% spread adjustment on the SOFR benchmark was removed

6. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations in security lending. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series Long-Term Treasury Bond Index Fund	3,410	-	-

7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $23.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Series Long-Term Treasury Bond Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Series Long-Term Treasury Bond Index Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the "Fund") as of February 28, 2026, the related statement of operations for the year ended February 28, 2026, the statement of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2026 and the financial highlights for each of the five years in the period ended February 28, 2026 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
April 15, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 99.73% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $820,656,717 of distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Series Long-Term Treasury Bond Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, collective investment trusts, and 529 plans managed by Fidelity and ultimately to enhance the performance of those investment companies, collective investment trusts, and 529 plans.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds, collective investment trusts, and 529 plans that invest in the fund. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through June 30, 2028.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.9872674.109
XS8-ANN-0426
Fidelity® SAI U.S. Treasury Bond Index Fund

Annual Report
February 28, 2026
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
"BLOOMBERG ®" and the Bloomberg indices listed herein (the "Indices") are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the Indices (collectively, "Bloomberg") and have been licensed for use for certain purposes by Fidelity. Bloomberg is not affiliated with Fidelity, and Bloomberg does not approve, endorse, review, or recommend the fund. Bloomberg does not guarantee the timeliness, accuracy, or completeness of any data or information relating to the fund.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® SAI U.S. Treasury Bond Index Fund
Schedule of Investments February 28, 2026
Showing Percentage of Net Assets
U.S. Treasury Obligations - 98.4%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bonds 1.125% 5/15/2040	3.41 to 3.46	15,484,000	10,163,794
US Treasury Bonds 1.125% 8/15/2040	2.16 to 3.74	13,237,000	8,603,533
US Treasury Bonds 1.25% 5/15/2050	3.79	72,000	36,076
US Treasury Bonds 1.375% 11/15/2040	2.22 to 2.31	24,934,300	16,742,019
US Treasury Bonds 1.375% 8/15/2050	4.03	4,170,000	2,146,573
US Treasury Bonds 1.625% 11/15/2050	4.41 to 4.70	17,637,500	9,677,889
US Treasury Bonds 1.75% 8/15/2041	2.05 to 3.46	89,327,000	62,361,412
US Treasury Bonds 1.875% 11/15/2051	4.41	66,263,000	38,248,764
US Treasury Bonds 1.875% 2/15/2041	2.27	11,829,000	8,539,521
US Treasury Bonds 1.875% 2/15/2051	2.40 to 4.40	89,631,000	52,308,091
US Treasury Bonds 2% 11/15/2041	2.42 to 3.45	71,400,000	51,519,563
US Treasury Bonds 2% 2/15/2050	3.51 to 3.79	30,778,000	18,822,671
US Treasury Bonds 2% 8/15/2051	3.23 to 4.83	67,745,000	40,509,393
US Treasury Bonds 2.25% 2/15/2052	3.02 to 3.93	56,800,000	35,932,656
US Treasury Bonds 2.25% 5/15/2041	2.18 to 3.39	67,333,000	51,152,038
US Treasury Bonds 2.25% 8/15/2046	3.41 to 4.66	12,100,000	8,277,629
US Treasury Bonds 2.25% 8/15/2049	3.53	80,000	52,203
US Treasury Bonds 2.375% 2/15/2042	3.24	32,900,000	25,008,603
US Treasury Bonds 2.375% 5/15/2051	4.47 to 4.54	77,137,000	50,639,236
US Treasury Bonds 2.5% 2/15/2045	4.15	2,401,000	1,762,297
US Treasury Bonds 2.5% 2/15/2046	3.09 to 4.86	19,423,000	14,037,670
US Treasury Bonds 2.5% 5/15/2046	2.98 to 4.81	25,983,000	18,711,820
US Treasury Bonds 2.75% 11/15/2042	4.05	13,826,000	10,972,227
US Treasury Bonds 2.75% 11/15/2047	3.09	318,000	235,109
US Treasury Bonds 2.75% 8/15/2042	3.26 to 4.84	59,738,000	47,652,722
US Treasury Bonds 2.75% 8/15/2047	3.25	2,731,000	2,025,101
US Treasury Bonds 2.875% 11/15/2046	3.05 to 4.61	5,289,000	4,052,903
US Treasury Bonds 2.875% 5/15/2043	3.02 to 4.08	50,784,000	40,724,404
US Treasury Bonds 2.875% 5/15/2049	4.62	11,000	8,193
US Treasury Bonds 2.875% 5/15/2052	3.20 to 4.87	12,400,000	9,010,344
US Treasury Bonds 2.875% 8/15/2045	1.43 to 4.94	58,254,000	45,285,658
US Treasury Bonds 3% 11/15/2044	4.13 to 4.76	63,400,000	50,762,101
US Treasury Bonds 3% 11/15/2045	3.71 to 3.99	57,800,000	45,759,086
US Treasury Bonds 3% 2/15/2047	1.70 to 3.41	53,589,000	41,835,006
US Treasury Bonds 3% 2/15/2048	4.97	4,659,000	3,597,076
US Treasury Bonds 3% 2/15/2049	4.59	13,911,000	10,634,307
US Treasury Bonds 3% 5/15/2042	3.25 to 4.92	14,138,000	11,743,376
US Treasury Bonds 3% 5/15/2045	2.40 to 3.83	39,700,000	31,617,328
US Treasury Bonds 3% 5/15/2047	3.38 to 3.41	69,492,000	54,084,321
US Treasury Bonds 3% 8/15/2048	3.80 to 4.89	16,108,000	12,372,958
US Treasury Bonds 3% 8/15/2052	3.93 to 4.67	16,400,000	12,216,719
US Treasury Bonds 3.125% 11/15/2041	3.41 to 4.15	13,564,000	11,560,661
US Treasury Bonds 3.125% 2/15/2042	3.99 to 4.49	12,800,000	10,861,500
US Treasury Bonds 3.125% 2/15/2043	4.54	27,201,000	22,719,210
US Treasury Bonds 3.125% 5/15/2048	4.05	4,500	3,544
US Treasury Bonds 3.375% 11/15/2048	3.13	1,791,300	1,468,726
US Treasury Bonds 3.375% 5/15/2044	4.46	4,800,000	4,095,750
US Treasury Bonds 3.5% 2/15/2039	2.66	315,000	294,340
US Treasury Bonds 3.625% 2/15/2044	3.85 to 4.56	10,956,000	9,712,751
US Treasury Bonds 3.625% 2/15/2053	3.66 to 4.71	59,000,000	49,527,734
US Treasury Bonds 3.625% 5/15/2053	4.25 to 4.54	13,900,000	11,661,340
US Treasury Bonds 3.625% 8/15/2043	3.59 to 4.55	42,601,000	37,948,172
US Treasury Bonds 3.875% 5/15/2043	4.78	3,000,000	2,773,411
US Treasury Bonds 4% 11/15/2052	4.40 to 4.92	42,900,000	38,542,969
US Treasury Bonds 4.125% 8/15/2053	4.20 to 5.07	122,700,000	112,562,871
US Treasury Bonds 4.25% 11/15/2040	3.71	80,000	79,234
US Treasury Bonds 4.25% 2/15/2054	4.44 to 4.51	37,100,000	34,753,715
US Treasury Bonds 4.25% 5/15/2039	3.45 to 3.99	1,598,000	1,605,428
US Treasury Bonds 4.375% 11/15/2039	4.37	340,000	343,878
US Treasury Bonds 4.375% 2/15/2038	2.80 to 4.13	10,184,000	10,497,078
US Treasury Bonds 4.375% 5/15/2041	3.79	17,000	17,014
US Treasury Bonds 4.5% 11/15/2054	4.37 to 4.80	31,000,000	30,285,547
US Treasury Bonds 4.5% 2/15/2036	2.61 to 3.34	24,732,200	25,956,251
US Treasury Bonds 4.5% 2/15/2044	4.68	8,400,000	8,373,422
US Treasury Bonds 4.5% 5/15/2038	4.16	24,300,000	25,285,289
US Treasury Bonds 4.5% 8/15/2039	4.39	14,731,000	15,117,113
US Treasury Bonds 4.625% 11/15/2045	4.63 to 4.84	15,300,000	15,400,406
US Treasury Bonds 4.625% 11/15/2055	4.67 to 4.89	40,200,000	40,130,906
US Treasury Bonds 4.625% 2/15/2040	2.99	5,000	5,179
US Treasury Bonds 4.625% 2/15/2055	4.58 to 4.92	50,900,000	50,764,799
US Treasury Bonds 4.625% 5/15/2054	4.54 to 4.63	22,100,000	22,029,211
US Treasury Bonds 4.75% 11/15/2053	4.00 to 4.48	22,500,000	22,863,867
US Treasury Bonds 4.75% 2/15/2037	2.32 to 2.78	13,000	13,884
US Treasury Bonds 4.75% 2/15/2041	4.03	11,100,000	11,590,828
US Treasury Bonds 4.75% 5/15/2055	4.79 to 4.89	30,700,000	31,243,246
US Treasury Bonds 4.75% 8/15/2055	4.67 to 4.92	51,800,000	52,746,969
US Treasury Bonds 4.875% 8/15/2045	4.77 to 4.87	12,600,000	13,105,969
US Treasury Bonds 5% 5/15/2037	2.90 to 4.31	4,967,000	5,419,463
US Treasury Bonds 5% 5/15/2045	4.85 to 4.92	13,500,000	14,270,977
US Treasury Bonds 5.25% 11/15/2028	2.65 to 2.98	31,601,000	33,120,564
US Treasury Bonds 5.25% 2/15/2029	2.75 to 3.84	10,374,000	10,936,871
US Treasury Bonds 6.125% 11/15/2027	2.86 to 2.94	139,604,000	145,809,833
US Treasury Bonds 6.25% 5/15/2030	3.95 to 4.21	116,378,000	128,884,089
US Treasury Bonds 6.375% 8/15/2027	3.09 to 3.25	21,500,000	22,392,754
US Treasury Bonds 6.5% 11/15/2026	3.02	39,000	39,762
US Treasury Notes 0.375% 7/31/2027	0.91 to 3.51	82,414,000	78,946,817
US Treasury Notes 0.375% 9/30/2027	3.68	61,826,000	58,956,887
US Treasury Notes 0.5% 10/31/2027	3.78 to 4.23	104,800,000	99,895,687
US Treasury Notes 0.5% 4/30/2027	1.95 to 4.09	119,444,000	115,422,096
US Treasury Notes 0.5% 5/31/2027	0.55 to 3.64	66,220,000	63,832,458
US Treasury Notes 0.5% 6/30/2027	0.49 to 4.03	25,881,000	24,892,265
US Treasury Notes 0.5% 8/31/2027	1.13 to 2.86	76,109,000	72,883,287
US Treasury Notes 0.625% 11/30/2027	4.18	28,200,700	26,883,199
US Treasury Notes 0.625% 12/31/2027	3.30	15,039,900	14,304,942
US Treasury Notes 0.625% 3/31/2027	0.51	17,704,000	17,170,114
US Treasury Notes 0.625% 5/15/2030	0.80 to 3.52	154,627,000	137,509,309
US Treasury Notes 0.625% 8/15/2030	3.18 to 4.31	129,794,900	114,559,210
US Treasury Notes 0.75% 1/31/2028	0.99 to 1.28	122,528,000	116,578,691
US Treasury Notes 0.875% 11/15/2030	3.02 to 3.79	67,580,900	59,917,331
US Treasury Notes 1% 7/31/2028	3.07 to 3.92	117,409,000	110,983,609
US Treasury Notes 1.125% 2/29/2028	1.28 to 3.05	29,970,000	28,670,519
US Treasury Notes 1.125% 8/31/2028	2.95 to 4.65	129,007,000	122,082,952
US Treasury Notes 1.25% 3/31/2028	1.41 to 2.96	39,508,000	37,827,367
US Treasury Notes 1.25% 4/30/2028	3.55 to 4.18	26,499,000	25,327,247
US Treasury Notes 1.25% 5/31/2028	2.94 to 3.62	51,374,000	49,016,014
US Treasury Notes 1.25% 6/30/2028	4.16	41,135,000	39,185,908
US Treasury Notes 1.25% 8/15/2031	1.62 to 4.49	207,366,000	183,543,211
US Treasury Notes 1.25% 9/30/2028	3.65	3,038,000	2,878,624
US Treasury Notes 1.375% 10/31/2028	4.27	30,000,000	28,474,219
US Treasury Notes 1.375% 11/15/2031	3.04 to 3.44	58,246,000	51,565,912
US Treasury Notes 1.375% 12/31/2028	1.56	23,700,000	22,422,422
US Treasury Notes 1.5% 11/30/2028	3.09	42,500,000	40,409,863
US Treasury Notes 1.5% 2/15/2030	2.99 to 3.64	30,793,000	28,591,781
US Treasury Notes 1.625% 5/15/2031	3.37 to 4.41	107,293,000	97,510,895
US Treasury Notes 1.75% 1/31/2029	2.00 to 4.20	76,700,000	73,224,531
US Treasury Notes 1.75% 11/15/2029	3.01 to 3.89	21,907,000	20,638,790
US Treasury Notes 1.875% 2/15/2032	2.90 to 4.34	83,500,000	75,662,531
US Treasury Notes 1.875% 2/28/2029	3.08	2,900,000	2,775,051
US Treasury Notes 2.25% 11/15/2027	4.33	22,300,000	21,871,422
US Treasury Notes 2.25% 8/15/2027	3.34	15,984,000	15,713,646
US Treasury Notes 2.375% 3/31/2029	4.11 to 4.23	87,300,000	84,691,231
US Treasury Notes 2.375% 5/15/2027	0.55 to 2.98	7,901,000	7,796,991
US Treasury Notes 2.375% 5/15/2029	0.74 to 4.37	162,799,000	157,730,610
US Treasury Notes 2.625% 2/15/2029	1.40 to 2.51	58,844,000	57,575,176
US Treasury Notes 2.625% 7/31/2029	3.56 to 3.75	29,600,000	28,849,594
US Treasury Notes 2.75% 2/15/2028	0.64 to 4.32	91,818,200	90,720,686
US Treasury Notes 2.75% 4/30/2027	2.94	21,100,000	20,921,969
US Treasury Notes 2.75% 5/31/2029	4.52	92,800,000	90,915,000
US Treasury Notes 2.75% 7/31/2027	4.10 to 4.50	30,800,000	30,504,031
US Treasury Notes 2.75% 8/15/2032	3.94 to 4.14	69,000,000	65,315,508
US Treasury Notes 2.875% 4/30/2029	2.88 to 3.49	74,400,000	73,220,062
US Treasury Notes 2.875% 5/15/2028	3.03 to 4.46	52,785,000	52,213,850
US Treasury Notes 2.875% 5/15/2032	3.02 to 4.10	126,700,000	121,186,571
US Treasury Notes 2.875% 8/15/2028	1.28 to 4.00	92,876,000	91,773,098
US Treasury Notes 3.125% 11/15/2028	2.49 to 2.88	26,503,000	26,323,898
US Treasury Notes 3.125% 8/31/2027	4.08	49,400,000	49,174,227
US Treasury Notes 3.125% 8/31/2029	4.48	29,133,900	28,840,285
US Treasury Notes 3.25% 6/30/2027	3.58	73,300,000	73,102,434
US Treasury Notes 3.25% 6/30/2029	3.08	34,300,000	34,120,461
US Treasury Notes 3.375% 11/30/2027	3.50	51,600,000	51,567,750
US Treasury Notes 3.375% 5/15/2033	3.96 to 4.91	101,900,000	99,531,621
US Treasury Notes 3.375% 9/15/2028	3.62	14,100,000	14,095,043
US Treasury Notes 3.5% 1/31/2028	3.53	90,700,000	90,873,605
US Treasury Notes 3.5% 1/31/2030	3.60	47,900,000	47,971,102
US Treasury Notes 3.5% 11/15/2028	3.49	22,600,000	22,664,445
US Treasury Notes 3.5% 2/15/2033	3.72 to 4.53	84,800,000	83,637,312
US Treasury Notes 3.5% 9/30/2027	3.61	19,200,000	19,221,000
US Treasury Notes 3.625% 10/31/2030	3.60 to 3.78	140,700,000	141,392,509
US Treasury Notes 3.625% 12/31/2030	3.52	60,500,000	60,778,867
US Treasury Notes 3.625% 3/31/2030	4.31	6,500,000	6,538,086
US Treasury Notes 3.625% 8/15/2028	3.58	7,700,000	7,743,914
US Treasury Notes 3.625% 8/31/2027	3.61	27,100,000	27,170,926
US Treasury Notes 3.625% 8/31/2030	3.69	1,000,000	1,005,195
US Treasury Notes 3.625% 9/30/2030	3.74	17,500,000	17,589,551
US Treasury Notes 3.625% 9/30/2031	4.22	2,000,000	2,003,359
US Treasury Notes 3.75% 10/31/2032	3.89	35,900,000	36,000,969
US Treasury Notes 3.75% 6/30/2030	4.08 to 4.26	72,300,000	73,054,067
US Treasury Notes 3.875% 10/15/2027	4.12	900,000	906,257
US Treasury Notes 3.875% 11/30/2027	4.01	6,500,000	6,550,273
US Treasury Notes 3.875% 11/30/2029	3.99	2,100,000	2,131,008
US Treasury Notes 3.875% 12/31/2029	3.63 to 4.34	22,300,000	22,631,887
US Treasury Notes 3.875% 12/31/2032	4.02	25,500,000	25,751,016
US Treasury Notes 3.875% 4/30/2030	3.74 to 3.96	38,700,000	39,292,594
US Treasury Notes 3.875% 7/15/2028	3.89	13,800,000	13,951,477
US Treasury Notes 3.875% 7/31/2027	3.94	54,700,000	55,014,098
US Treasury Notes 3.875% 7/31/2030	3.69 to 3.95	22,200,000	22,548,609
US Treasury Notes 3.875% 8/15/2033	4.57	25,700,000	25,886,726
US Treasury Notes 3.875% 8/15/2034	3.92 to 4.28	83,000,000	83,120,707
US Treasury Notes 3.875% 8/31/2032	3.92	20,200,000	20,422,516
US Treasury Notes 3.875% 9/30/2029	4.08	4,900,000	4,970,820
US Treasury Notes 4% 1/31/2029	3.90	1,400,000	1,423,406
US Treasury Notes 4% 1/31/2031	3.72 to 4.28	148,600,000	151,722,921
US Treasury Notes 4% 10/31/2029	4.12	11,200,000	11,412,625
US Treasury Notes 4% 11/15/2035	4.02 to 4.26	62,200,000	62,423,531
US Treasury Notes 4% 2/15/2034	4.24 to 4.69	66,000,000	66,868,828
US Treasury Notes 4% 3/31/2030	3.95	32,700,000	33,354,000
US Treasury Notes 4% 4/30/2032	4.16	21,900,000	22,320,035
US Treasury Notes 4% 5/31/2030	3.78	4,500,000	4,591,758
US Treasury Notes 4% 6/30/2028	4.41	15,400,000	15,612,953
US Treasury Notes 4% 6/30/2032	3.99	29,500,000	30,055,430
US Treasury Notes 4% 7/31/2030	4.05 to 4.35	35,300,000	36,028,063
US Treasury Notes 4% 7/31/2032	3.92 to 4.14	35,100,000	35,751,270
US Treasury Notes 4.125% 10/31/2029	3.70 to 4.15	46,700,000	47,787,234
US Treasury Notes 4.125% 10/31/2031	4.13	5,500,000	5,646,523
US Treasury Notes 4.125% 11/15/2027	3.89 to 4.11	52,900,000	53,511,656
US Treasury Notes 4.125% 11/15/2032	3.91 to 4.34	70,400,000	72,160,000
US Treasury Notes 4.125% 11/30/2029	3.69 to 4.08	64,800,000	66,326,344
US Treasury Notes 4.125% 2/15/2027	4.30	8,700,000	8,746,966
US Treasury Notes 4.125% 2/15/2036	3.96	21,100,000	21,380,234
US Treasury Notes 4.125% 2/29/2032	3.92	36,600,000	37,559,320
US Treasury Notes 4.125% 3/31/2029	4.01	30,600,000	31,243,078
US Treasury Notes 4.125% 3/31/2032	4.08	11,800,000	12,110,211
US Treasury Notes 4.125% 9/30/2027	3.56 to 3.83	51,700,000	52,249,313
US Treasury Notes 4.25% 11/15/2034	4.19 to 4.58	75,300,000	77,361,926
US Treasury Notes 4.25% 2/15/2028	3.39 to 3.76	112,900,000	114,716,674
US Treasury Notes 4.25% 2/28/2031	4.32	10,600,000	10,944,500
US Treasury Notes 4.25% 5/15/2035	4.36 to 4.39	46,300,000	47,488,246
US Treasury Notes 4.25% 8/15/2035	4.10 to 4.22	56,500,000	57,903,672
US Treasury Notes 4.375% 1/31/2032	4.44	100,000	103,956
US Treasury Notes 4.375% 11/30/2030	3.87	21,500,000	22,299,531
US Treasury Notes 4.375% 5/15/2034	4.34 to 4.49	80,500,000	83,578,496
US Treasury Notes 4.5% 11/15/2033	4.30 to 4.34	63,900,000	66,937,746
US Treasury Notes 4.5% 12/31/2031	4.24 to 4.49	5,500,000	5,753,730
US Treasury Notes 4.5% 5/15/2027	4.68	3,000,000	3,035,273
US Treasury Notes 4.5% 5/31/2029	3.78 to 3.93	66,500,000	68,702,813
US Treasury Notes 4.625% 2/15/2035	4.16 to 4.21	74,000,000	78,081,559
US Treasury Notes 4.625% 4/30/2029	3.91 to 4.72	50,100,000	51,910,254
US Treasury Notes 4.625% 5/31/2031	4.29	1,200,000	1,260,750
US Treasury Notes 4.625% 9/30/2030	4.33	2,900,000	3,036,277
US Treasury Notes 4.875% 10/31/2030	4.06	26,300,000	27,832,797
TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,179,639,818)			8,039,014,612

Money Market Funds - 1.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $92,076,437)	3.70	92,058,025	92,076,437

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $8,271,716,255)	8,131,091,049
NET OTHER ASSETS (LIABILITIES) - 0.5%	42,224,570
NET ASSETS - 100.0%	8,173,315,619

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	38,080,938	728,950,046	674,959,103	1,653,995	4,556	-	92,076,437	92,058,025	0.1%
Fidelity Securities Lending Cash Central Fund	20,724,788	753,334,471	774,058,707	47,389	(552)	-	-	-	0.0%
Total	58,805,726	1,482,284,517	1,449,017,810	1,701,384	4,004	-	92,076,437

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Treasury Obligations	8,039,014,612	-	8,039,014,612	-

Money Market Funds	92,076,437	92,076,437	-	-
Total Investments in Securities:	8,131,091,049	92,076,437	8,039,014,612	-
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $8,179,639,818)	$8,039,014,612
Fidelity Central Funds (cost $92,076,437)	92,076,437

Total Investment in Securities (cost $8,271,716,255)		$8,131,091,049
Receivable for investments sold		206,090,251
Receivable for fund shares sold		1,341,051
Interest receivable		51,036,029
Distributions receivable from Fidelity Central Funds		220,864
Prepaid expenses		4,262
Receivable from investment adviser for expense reductions		95,825
Total assets		8,389,879,331
Liabilities
Payable for investments purchased	$213,100,586
Payable for fund shares redeemed	2,504,787
Distributions payable	618,631
Accrued management fee	269,699
Other payables and accrued expenses	70,009
Total liabilities		216,563,712
Net Assets		$8,173,315,619
Net Assets consist of:
Paid in capital		$9,722,866,323
Total accumulated earnings (loss)		(1,549,550,704)
Net Assets		$8,173,315,619
Net Asset Value, offering price and redemption price per share ($8,173,315,619 ÷ 910,483,365 shares)		$8.98
Statement of Operations
Year ended February 28, 2026
Investment Income
Interest		$313,824,360
Income from Fidelity Central Funds (including $47,389 from security lending)		1,701,384
Total income		315,525,744
Expenses
Management fee	$3,484,737
Custodian fees and expenses	63,794
Independent trustees' fees and expenses	19,709
Registration fees	53,760
Audit fees	61,496
Legal	4,166
Miscellaneous	38,093
Total expenses before reductions	3,725,755
Expense reductions	(1,092,221)
Total expenses after reductions		2,633,534
Net Investment income (loss)		312,892,210
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(141,604,355)
Fidelity Central Funds	4,004
Total net realized gain (loss)		(141,600,351)
Change in net unrealized appreciation (depreciation) on investment securities		273,658,198
Net gain (loss)		132,057,847
Net increase (decrease) in net assets resulting from operations		$444,950,057
Statement of Changes in Net Assets

	Year ended February 28, 2026	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$312,892,210	$479,279,408
Net realized gain (loss)	(141,600,351)	(462,614,985)
Change in net unrealized appreciation (depreciation)	273,658,198	705,454,556
Net increase (decrease) in net assets resulting from operations	444,950,057	722,118,979
Distributions to shareholders	(298,505,643)	(386,942,076)

Share transactions
Proceeds from sales of shares	1,172,140,707	3,586,242,122
Reinvestment of distributions	288,970,252	363,499,888
Cost of shares redeemed	(3,018,967,519)	(10,543,429,760)

Net increase (decrease) in net assets resulting from share transactions	(1,557,856,560)	(6,593,687,750)
Total increase (decrease) in net assets	(1,411,412,146)	(6,258,510,847)

Net Assets
Beginning of period	9,584,727,765	15,843,238,612
End of period	$8,173,315,619	$9,584,727,765

Other Information
Shares
Sold	132,878,328	410,322,514
Issued in reinvestment of distributions	32,572,942	41,664,334
Redeemed	(340,732,987)	(1,196,217,162)
Net increase (decrease)	(175,281,717)	(744,230,314)

Financial Highlights
Fidelity® SAI U.S. Treasury Bond Index Fund

Years ended February 28,	2026	2025	2024 A	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$8.83	$8.66	$8.66	$9.79	$10.10
Income from Investment Operations
Net investment income (loss) B,C	.318	.307	.257	.184	.106
Net realized and unrealized gain (loss)	.141	.116	(.063)	(1.170)	(.316)
Total from investment operations	.459	.423	.194	(.986)	(.210)
Distributions from net investment income	(.309)	(.253)	(.194)	(.144)	(.098)
Distributions from net realized gain	-	-	-	-	(.002)
Total distributions	(.309)	(.253)	(.194)	(.144)	(.100)
Net asset value, end of period	$8.98	$8.83	$8.66	$8.66	$9.79
Total Return D	5.30%	4.96%	2.25%	(10.10)%	(2.09)%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.04%	.04%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.03%	.03%	.03%	.03%	.03%
Expenses net of all reductions, if any	.03%	.03%	.03%	.03%	.03%
Net investment income (loss)	3.59%	3.51%	2.97%	2.05%	1.06%
Supplemental Data
Net assets, end of period (000 omitted)	$8,173,316	$9,584,728	$15,843,239	$13,457,181	$11,227,354
Portfolio turnover rate G	26%	32%	37%	60%	45%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended February 28, 2026

1. Organization.
Fidelity SAI U.S. Treasury Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$221,617,180
Gross unrealized depreciation	(205,157,988)
Net unrealized appreciation (depreciation)	$16,459,192
Tax Cost	$8,114,631,857

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$22,009,201
Capital loss carryforward	$(1,588,019,096
Net unrealized appreciation (depreciation) on securities and other investments	$16,459,192

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(312,522,875)
Long-term	(1,275,496,221)
Total capital loss carryforward	$(1,588,019,096)

The tax character of distributions paid was as follows:

	February 28, 2026	February 28, 2025
Ordinary Income	$298,505,643	$386,942,076
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .04% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity SAI U.S. Treasury Bond Index Fund	12,078

Effective March 24, 2026 the .10% spread adjustment on the SOFR benchmark was removed.
6. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations in security lending. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity SAI U.S. Treasury Bond Index Fund	5,105	-	-
7. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .03% of average net assets. This reimbursement will remain in place through June 30, 2027. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $1,092,221.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity Core Income Fund
Fidelity SAI U.S. Treasury Bond Index Fund	70%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI U.S. Treasury Bond Index Fund	70
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity SAI U.S. Treasury Bond Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity SAI U.S. Treasury Bond Index Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of February 28, 2026, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of February 28, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
April 13, 2026
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 99.63% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $$298,505,643 of distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI U.S. Treasury Bond Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against the index the fund seeks to track (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) of the fund compared to the fund's benchmark index, over appropriate time periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.03% through June 30, 2026.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds;(ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.9872606.109
UYB-ANN-0426
Fidelity® SAI Long-Term Treasury Bond Index Fund

Annual Report
February 28, 2026
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
"BLOOMBERG ®" and the Bloomberg indices listed herein (the "Indices") are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the Indices (collectively, "Bloomberg") and have been licensed for use for certain purposes by Fidelity. Bloomberg is not affiliated with Fidelity, and Bloomberg does not approve, endorse, review, or recommend the fund. Bloomberg does not guarantee the timeliness, accuracy, or completeness of any data or information relating to the fund.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® SAI Long-Term Treasury Bond Index Fund
Schedule of Investments February 28, 2026
Showing Percentage of Net Assets
U.S. Treasury Obligations - 99.3%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bonds 1.25% 5/15/2050	4.76 to 5.02	253,800,000	127,167,680
US Treasury Bonds 1.375% 8/15/2050	4.72 to 5.12	306,700,000	157,878,616
US Treasury Bonds 1.625% 11/15/2050	2.39 to 5.18	340,542,000	186,859,121
US Treasury Bonds 1.875% 11/15/2051	3.05 to 5.02	743,200,000	428,994,779
US Treasury Bonds 1.875% 2/15/2051	2.40 to 5.02	525,213,000	306,511,024
US Treasury Bonds 2% 2/15/2050	3.60 to 5.02	170,843,800	104,481,661
US Treasury Bonds 2% 8/15/2051	2.16 to 5.16	580,388,000	347,053,887
US Treasury Bonds 2.25% 2/15/2052	3.33 to 4.89	257,900,000	163,151,973
US Treasury Bonds 2.25% 8/15/2046	4.49 to 5.01	229,454,000	156,969,839
US Treasury Bonds 2.25% 8/15/2049	4.72 to 5.10	325,500,000	212,401,464
US Treasury Bonds 2.375% 11/15/2049	4.67 to 4.92	295,700,000	197,691,622
US Treasury Bonds 2.375% 5/15/2051	3.53 to 4.95	425,570,000	279,380,058
US Treasury Bonds 2.5% 5/15/2046	4.80 to 5.09	114,800,000	82,673,938
US Treasury Bonds 2.75% 11/15/2047	4.46 to 4.94	159,054,000	117,594,339
US Treasury Bonds 2.75% 8/15/2042	3.37	3,500	2,792
US Treasury Bonds 2.75% 8/15/2047	3.48 to 4.92	204,457,000	151,609,658
US Treasury Bonds 2.875% 11/15/2046	3.76 to 5.00	40,096,000	30,725,126
US Treasury Bonds 2.875% 5/15/2043	3.31	20,200	16,199
US Treasury Bonds 2.875% 5/15/2049	2.09 to 5.10	306,018,000	227,923,642
US Treasury Bonds 2.875% 5/15/2052	3.30 to 4.89	245,600,000	178,462,936
US Treasury Bonds 3% 11/15/2044	2.96	800	641
US Treasury Bonds 3% 2/15/2047	2.14 to 4.93	70,946,000	55,384,992
US Treasury Bonds 3% 2/15/2048	3.74 to 5.04	265,787,000	205,206,251
US Treasury Bonds 3% 2/15/2049	4.83 to 5.07	255,200,000	195,088,436
US Treasury Bonds 3% 5/15/2047	2.57 to 5.09	224,848,000	174,994,983
US Treasury Bonds 3% 8/15/2048	3.65 to 5.18	214,755,000	164,958,684
US Treasury Bonds 3% 8/15/2052	3.52 to 4.24	277,500,000	206,715,822
US Treasury Bonds 3.125% 2/15/2042	3.09 to 3.35	68,100	57,787
US Treasury Bonds 3.125% 5/15/2048	4.07 to 5.10	233,614,000	184,025,779
US Treasury Bonds 3.375% 11/15/2048	4.77 to 4.95	227,200,000	186,286,251
US Treasury Bonds 3.625% 2/15/2053	3.66 to 4.87	276,400,000	232,024,842
US Treasury Bonds 3.625% 5/15/2053	3.98 to 5.10	252,600,000	211,917,585
US Treasury Bonds 4% 11/15/2052	4.72 to 4.90	382,600,000	343,742,188
US Treasury Bonds 4.125% 8/15/2053	4.70 to 5.11	330,900,000	303,561,972
US Treasury Bonds 4.25% 2/15/2054	4.55 to 5.02	441,400,000	413,484,897
US Treasury Bonds 4.25% 8/15/2054	4.13 to 4.94	382,590,000	358,468,894
US Treasury Bonds 4.5% 11/15/2054	4.37 to 4.97	414,500,000	404,947,068
US Treasury Bonds 4.625% 11/15/2055	4.67 to 4.92	435,100,000	434,352,172
US Treasury Bonds 4.625% 2/15/2055	4.47 to 5.01	359,300,000	358,345,627
US Treasury Bonds 4.625% 5/15/2054	4.12 to 4.96	442,700,000	441,281,979
US Treasury Bonds 4.75% 11/15/2053	4.35 to 5.03	276,700,000	281,174,759
US Treasury Bonds 4.75% 5/15/2055	4.73 to 4.96	383,200,000	389,980,843
US Treasury Bonds 4.75% 8/15/2055	4.59 to 4.92	695,500,000	708,214,610
TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,812,847,883)			9,711,767,416

Money Market Funds - 0.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $92,831,123)	3.70	92,812,561	92,831,123

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $9,905,679,006)	9,804,598,539
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(21,139,488)
NET ASSETS - 100.0%	9,783,459,051

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	28,487,536	641,552,118	577,208,908	601,428	377	-	92,831,123	92,812,561	0.1%
Fidelity Securities Lending Cash Central Fund	-	88,922,956	88,928,465	2,535	5,509	-	-	-	0.0%
Total	28,487,536	730,475,074	666,137,373	603,963	5,886	-	92,831,123

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Treasury Obligations	9,711,767,416	-	9,711,767,416	-

Money Market Funds	92,831,123	92,831,123	-	-
Total Investments in Securities:	9,804,598,539	92,831,123	9,711,767,416	-
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $9,812,847,883)	$9,711,767,416
Fidelity Central Funds (cost $92,831,123)	92,831,123

Total Investment in Securities (cost $9,905,679,006)		$9,804,598,539
Receivable for investments sold		208,558,248
Receivable for fund shares sold		9,788,483
Interest receivable		66,952,359
Distributions receivable from Fidelity Central Funds		146,665
Prepaid expenses		1,926
Receivable from investment adviser for expense reductions		127,929
Total assets		10,090,174,149
Liabilities
Payable for investments purchased	$297,507,602
Payable for fund shares redeemed	4,747,756
Distributions payable	3,855,908
Accrued management fee	307,969
Other payables and accrued expenses	295,863
Total liabilities		306,715,098
Net Assets		$9,783,459,051
Net Assets consist of:
Paid in capital		$12,485,263,418
Total accumulated earnings (loss)		(2,701,804,367)
Net Assets		$9,783,459,051
Net Asset Value, offering price and redemption price per share ($9,783,459,051 ÷ 1,401,486,551 shares)		$6.98
Statement of Operations
Year ended February 28, 2026
Investment Income
Interest		$242,845,173
Income from Fidelity Central Funds (including $2,535 from security lending)		603,963
Total income		243,449,136
Expenses
Management fee	$2,103,634
Custodian fees and expenses	1,111
Independent trustees' fees and expenses	10,110
Registration fees	365,449
Audit fees	59,871
Legal	1,898
Miscellaneous	12,911
Total expenses before reductions	2,554,984
Expense reductions	(972,406)
Total expenses after reductions		1,582,578
Net Investment income (loss)		241,866,558
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(150,211,080)
Fidelity Central Funds	5,886
Total net realized gain (loss)		(150,205,194)
Change in net unrealized appreciation (depreciation) on investment securities		264,805,509
Net gain (loss)		114,600,315
Net increase (decrease) in net assets resulting from operations		$356,466,873
Statement of Changes in Net Assets

	Year ended February 28, 2026	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$241,866,558	$130,921,570
Net realized gain (loss)	(150,205,194)	(200,556,526)
Change in net unrealized appreciation (depreciation)	264,805,509	156,929,312
Net increase (decrease) in net assets resulting from operations	356,466,873	87,294,356
Distributions to shareholders	(211,928,950)	(116,632,772)

Share transactions
Proceeds from sales of shares	7,608,280,987	88,157,475
Reinvestment of distributions	190,780,589	116,259,669
Cost of shares redeemed	(1,218,034,814)	(455,291,320)

Net increase (decrease) in net assets resulting from share transactions	6,581,026,762	(250,874,176)
Total increase (decrease) in net assets	6,725,564,685	(280,212,592)

Net Assets
Beginning of period	3,057,894,366	3,338,106,958
End of period	$9,783,459,051	$3,057,894,366

Other Information
Shares
Sold	1,118,474,962	12,299,649
Issued in reinvestment of distributions	28,028,320	16,488,772
Redeemed	(176,876,877)	(62,141,873)
Net increase (decrease)	969,626,405	(33,353,452)

Financial Highlights
Fidelity® SAI Long-Term Treasury Bond Index Fund

Years ended February 28,	2026	2025	2024 A	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$7.08	$7.18	$7.73	$10.71	$11.04
Income from Investment Operations
Net investment income (loss) B,C	.313	.297	.283	.243	.219
Net realized and unrealized gain (loss)	(.139) D	(.132)	(.582)	(2.991)	(.309)
Total from investment operations	.174	.165	(.299)	(2.748)	(.090)
Distributions from net investment income	(.274)	(.265)	(.251)	(.232)	(.213)
Distributions from net realized gain	-	-	-	-	(.027)
Total distributions	(.274)	(.265)	(.251)	(.232)	(.240)
Net asset value, end of period	$6.98	$7.08	$7.18	$7.73	$10.71
Total Return E	2.63%	2.37%	(3.91)%	(25.78)%	(.85)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.05%	.04%	.04%	.04%	.08%
Expenses net of fee waivers, if any	.03%	.03%	.03%	.03%	.03%
Expenses net of all reductions, if any	.03%	.03%	.03%	.03%	.03%
Net investment income (loss)	4.61%	4.20%	3.85%	2.85%	1.97%
Supplemental Data
Net assets, end of period (000 omitted)	$9,783,459	$3,057,894	$3,338,107	$3,238,850	$7,086,638
Portfolio turnover rate H	25%	20%	51%	107%	62%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended February 28, 2026

1. Organization.
Fidelity SAI Long-Term Treasury Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$215,209,807
Gross unrealized depreciation	(325,163,093)
Net unrealized appreciation (depreciation)	$(109,953,286)
Tax Cost	$9,914,551,825

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$715,546
Capital loss carryforward	$(2,592,566,628)
Net unrealized appreciation (depreciation) on securities and other investments	$(109,953,286)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(811,610,264)
Long-term	(1,780,956,364)
Total capital loss carryforward	$(2,592,566,628)

Due to large redemptions in a prior period, approximately $1,696,869,070 of the Fund's realized capital losses are subject to limitation. Due to this limitation, the Fund will only be permitted to use approximately $75,457,734 of those capital losses per year to offset capital gains. Due to large subscriptions in the current period, an additional $783,594,082 of the Fund's realized capital losses are also subject to limitation. Due to this limitation, the Fund will only be permitted to use approximately $116,204,568 of those capital losses per year to offset capital gains. Additionally, due to large redemptions in a prior period and large subscriptions in the current period, the Fund is subject to annual limits on its use of some of its unrealized capital losses to offset capital gains in future periods. If those losses are realized and the limitation prevents the Fund from using any of those losses in a future period, those capital losses will be available to offset capital gains in subsequent periods.

The tax character of distributions paid was as follows:

	February 28, 2026	February 28, 2025
Ordinary Income	$211,928,950	$116,632,772
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .04% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity SAI Long-Term Treasury Bond Index Fund	5,263

Effective March 24, 2026 the .10% spread adjustment on the SOFR benchmark was removed.
6. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations in security lending. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity SAI Long-Term Treasury Bond Index Fund	262	-	-
7. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .03% of average net assets. This reimbursement will remain in place through June 30, 2027. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $972,406.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity Core Income Fund
Fidelity SAI Long-Term Treasury Bond Index Fund	27%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI Long-Term Treasury Bond Index Fund	27
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity SAI Long-Term Treasury Bond Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity SAI Long-Term Treasury Bond Index Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of February 28, 2026, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of February 28, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
April 13, 2026
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 99.83% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $211,928,950 of distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI Long-Term Treasury Bond Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, training, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against the index the fund seeks to track (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) of the fund compared to the fund's benchmark index, over appropriate time periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.03% through June 30, 2026.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances, and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.9869414.110
SV5-ANN-0426
Fidelity® Intermediate Treasury Bond Index Fund
Fidelity® Long-Term Treasury Bond Index Fund
Fidelity® Short-Term Treasury Bond Index Fund

Annual Report
February 28, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
"BLOOMBERG ®" and the Bloomberg indices listed herein (the "Indices") are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the Indices (collectively, "Bloomberg") and have been licensed for use for certain purposes by Fidelity. Bloomberg is not affiliated with Fidelity, and Bloomberg does not approve, endorse, review, or recommend a fund. Bloomberg does not guarantee the timeliness, accuracy, or completeness of any data or information relating to a fund.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Intermediate Treasury Bond Index Fund
Schedule of Investments February 28, 2026
Showing Percentage of Net Assets
U.S. Treasury Obligations - 99.4%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Notes 0.875% 11/15/2030	3.64 to 3.80	34,206,900	30,327,890
US Treasury Notes 1.125% 2/15/2031	3.60 to 3.81	66,000,000	58,907,578
US Treasury Notes 1.25% 8/15/2031	1.31 to 4.37	439,331,600	388,859,951
US Treasury Notes 1.375% 11/15/2031	1.44 to 3.86	257,080,400	227,596,492
US Treasury Notes 1.625% 5/15/2031	1.44 to 4.41	186,025,100	169,064,842
US Treasury Notes 1.875% 2/15/2032	2.33 to 4.08	210,324,000	190,582,590
US Treasury Notes 2.75% 8/15/2032	3.53 to 4.27	245,736,200	232,614,270
US Treasury Notes 2.875% 5/15/2032	2.86 to 4.45	290,700,100	278,050,105
US Treasury Notes 3.375% 5/15/2033	3.83 to 4.41	262,688,300	256,582,849
US Treasury Notes 3.5% 2/15/2033	3.48 to 4.21	257,011,300	253,487,433
US Treasury Notes 3.625% 9/30/2031	3.66	75,250,000	75,376,397
US Treasury Notes 3.75% 10/31/2032	3.78 to 3.94	140,300,000	140,694,594
US Treasury Notes 3.75% 11/30/2032	3.70 to 3.92	246,650,000	247,314,798
US Treasury Notes 3.75% 8/31/2031	3.71 to 3.95	96,680,000	97,473,078
US Treasury Notes 3.875% 12/31/2032	3.94 to 4.02	136,700,000	138,045,641
US Treasury Notes 3.875% 8/15/2033	3.85 to 4.91	248,994,600	250,803,700
US Treasury Notes 3.875% 8/15/2034	3.92 to 4.65	293,650,600	294,077,656
US Treasury Notes 3.875% 8/31/2032	3.79 to 3.84	62,950,000	63,643,433
US Treasury Notes 3.875% 9/30/2032	3.88 to 3.89	57,850,000	58,464,656
US Treasury Notes 4% 1/31/2033	3.71 to 3.85	56,400,000	57,369,375
US Treasury Notes 4% 11/15/2035	4.02 to 4.26	297,750,000	298,820,039
US Treasury Notes 4% 2/15/2034	4.11 to 4.69	293,927,800	297,797,083
US Treasury Notes 4% 4/30/2032	3.74 to 4.16	124,000,000	126,378,282
US Treasury Notes 4% 6/30/2032	3.99	25,600,000	26,081,999
US Treasury Notes 4% 7/31/2032	3.76 to 4.14	475,400,000	484,220,900
US Treasury Notes 4.125% 10/31/2031	4.13 to 4.22	116,850,000	119,962,956
US Treasury Notes 4.125% 11/15/2032	3.64 to 3.87	174,721,100	179,089,128
US Treasury Notes 4.125% 11/30/2031	3.84 to 4.49	71,200,000	73,094,031
US Treasury Notes 4.125% 2/15/2036	3.96	133,650,000	135,425,039
US Treasury Notes 4.125% 2/29/2032	4.10 to 4.21	67,900,000	69,679,723
US Treasury Notes 4.125% 3/31/2031	3.96 to 4.39	150,732,400	154,777,446
US Treasury Notes 4.125% 3/31/2032	4.08 to 4.15	117,150,000	120,229,763
US Treasury Notes 4.125% 5/31/2032	3.77 to 3.99	130,550,000	133,942,760
US Treasury Notes 4.125% 7/31/2031	3.81 to 3.97	76,083,800	78,154,763
US Treasury Notes 4.25% 11/15/2034	3.87 to 4.58	359,100,000	368,933,167
US Treasury Notes 4.25% 2/28/2031	3.66 to 4.27	47,021,700	48,549,905
US Treasury Notes 4.25% 5/15/2035	3.98 to 4.39	312,400,000	320,417,452
US Treasury Notes 4.25% 6/30/2031	3.64 to 4.53	61,800,000	63,844,711
US Treasury Notes 4.25% 8/15/2035	4.02 to 4.22	287,650,000	294,796,305
US Treasury Notes 4.375% 1/31/2032	4.36 to 4.44	89,900,000	93,457,371
US Treasury Notes 4.375% 5/15/2034	3.90 to 4.49	331,040,300	343,700,006
US Treasury Notes 4.5% 11/15/2033	3.86 to 4.34	261,472,600	273,902,762
US Treasury Notes 4.5% 12/31/2031	4.49 to 4.55	111,600,000	116,748,422
US Treasury Notes 4.625% 2/15/2035	4.16 to 4.35	278,910,000	294,293,616
US Treasury Notes 4.625% 4/30/2031	3.67 to 4.71	56,392,200	59,236,041
US Treasury Notes 4.625% 5/31/2031	3.77 to 4.51	57,858,100	60,787,166
TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,054,281,469)			8,145,658,164

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $29,931,350)	3.70	29,925,365	29,931,350

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $8,084,212,819)	8,175,589,514
NET OTHER ASSETS (LIABILITIES) - 0.2%	19,763,161
NET ASSETS - 100.0%	8,195,352,675

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	74,183,267	1,435,915,510	1,480,167,845	915,990	418	-	29,931,350	29,925,365	0.0%
Fidelity Securities Lending Cash Central Fund	-	1,328,613,135	1,328,622,062	94,000	8,927	-	-	-	0.0%
Total	74,183,267	2,764,528,645	2,808,789,907	1,009,990	9,345	-	29,931,350

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Treasury Obligations	8,145,658,164	-	8,145,658,164	-

Money Market Funds	29,931,350	29,931,350	-	-
Total Investments in Securities:	8,175,589,514	29,931,350	8,145,658,164	-
Fidelity® Intermediate Treasury Bond Index Fund
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $8,054,281,469)	$8,145,658,164
Fidelity Central Funds (cost $29,931,350)	29,931,350

Total Investment in Securities (cost $8,084,212,819)		$8,175,589,514
Receivable for investments sold		334,392,652
Receivable for fund shares sold		11,846,552
Interest receivable		60,615,164
Distributions receivable from Fidelity Central Funds		86,956
Total assets		8,582,530,838
Liabilities
Payable for investments purchased	$365,394,703
Payable for fund shares redeemed	17,282,846
Distributions payable	4,298,849
Accrued management fee	201,765
Total liabilities		387,178,163
Net Assets		$8,195,352,675
Net Assets consist of:
Paid in capital		$8,590,093,873
Total accumulated earnings (loss)		(394,741,198)
Net Assets		$8,195,352,675
Net Asset Value, offering price and redemption price per share ($8,195,352,675 ÷ 819,767,222 shares)		$10.00
Statement of Operations
Year ended February 28, 2026
Investment Income
Interest		$270,420,569
Income from Fidelity Central Funds (including $94,000 from security lending)		1,009,990
Total income		271,430,559
Expenses
Management fee	$2,117,742
Independent trustees' fees and expenses	15,259
Total expenses before reductions	2,133,001
Expense reductions	(11)
Total expenses after reductions		2,132,990
Net Investment income (loss)		269,297,569
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(30,985,975)
Fidelity Central Funds	9,345
Total net realized gain (loss)		(30,976,630)
Change in net unrealized appreciation (depreciation) on investment securities		237,300,162
Net gain (loss)		206,323,532
Net increase (decrease) in net assets resulting from operations		$475,621,101
Statement of Changes in Net Assets

	Year ended February 28, 2026	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$269,297,569	$284,893,647
Net realized gain (loss)	(30,976,630)	(986,960)
Change in net unrealized appreciation (depreciation)	237,300,162	200,055,303
Net increase (decrease) in net assets resulting from operations	475,621,101	483,961,990
Distributions to shareholders	(256,780,268)	(266,866,008)

Share transactions
Proceeds from sales of shares	3,205,265,198	2,692,553,523
Reinvestment of distributions	206,235,667	221,516,656
Cost of shares redeemed	(2,074,460,854)	(4,639,611,472)

Net increase (decrease) in net assets resulting from share transactions	1,337,040,011	(1,725,541,293)
Total increase (decrease) in net assets	1,555,880,844	(1,508,445,311)

Net Assets
Beginning of period	6,639,471,831	8,147,917,142
End of period	$8,195,352,675	$6,639,471,831

Other Information
Shares
Sold	326,471,347	280,083,625
Issued in reinvestment of distributions	20,964,810	23,088,333
Redeemed	(212,346,206)	(471,959,286)
Net increase (decrease)	135,089,951	(168,787,328)

Financial Highlights
Fidelity® Intermediate Treasury Bond Index Fund

Years ended February 28,	2026	2025	2024 A	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$9.70	$9.55	$9.55	$10.87	$11.38
Income from Investment Operations
Net investment income (loss) B,C	.374	.358	.315	.196	.151
Net realized and unrealized gain (loss)	.281	.137	(.089)	(1.352)	(.443)
Total from investment operations	.655	.495	.226	(1.156)	(.292)
Distributions from net investment income	(.355)	(.345)	(.226)	(.164)	(.148)
Distributions from net realized gain	-	-	-	-	(.070)
Total distributions	(.355)	(.345)	(.226)	(.164)	(.218)
Net asset value, end of period	$10.00	$9.70	$9.55	$9.55	$10.87
Total Return D	6.87%	5.29%	2.39%	(10.67)%	(2.60)%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.03%	.03%	.03%	.03%	.03%
Expenses net of fee waivers, if any	.03%	.03%	.03%	.03%	.03%
Expenses net of all reductions, if any	.03%	.03%	.03%	.03%	.03%
Net investment income (loss)	3.82%	3.72%	3.30%	1.97%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$8,195,353	$6,639,472	$8,147,917	$5,642,498	$4,396,511
Portfolio turnover rate G	40%	47% H	48%	41%	54%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Long-Term Treasury Bond Index Fund
Schedule of Investments February 28, 2026
Showing Percentage of Net Assets
U.S. Treasury Obligations - 99.3%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bonds 1.125% 5/15/2040	4.52 to 4.93	21,709,000	14,249,923
US Treasury Bonds 1.125% 8/15/2040	1.74 to 4.57	57,054,000	37,082,871
US Treasury Bonds 1.25% 5/15/2050	4.89	12,900,000	6,463,606
US Treasury Bonds 1.375% 11/15/2040	1.67 to 4.67	52,038,000	34,940,671
US Treasury Bonds 1.375% 8/15/2050	1.62 to 5.03	187,145,000	96,335,812
US Treasury Bonds 1.625% 11/15/2050	1.95 to 5.07	120,231,000	65,972,065
US Treasury Bonds 1.75% 8/15/2041	1.96 to 4.15	87,455,000	61,054,522
US Treasury Bonds 1.875% 11/15/2051	1.79 to 5.11	215,100,000	124,161,433
US Treasury Bonds 1.875% 2/15/2041	2.03 to 4.14	141,748,000	102,329,874
US Treasury Bonds 1.875% 2/15/2051	2.28 to 5.06	165,910,000	96,824,039
US Treasury Bonds 2% 11/15/2041	1.94 to 4.66	77,050,000	55,596,391
US Treasury Bonds 2% 2/15/2050	1.68 to 5.17	79,766,900	48,782,445
US Treasury Bonds 2% 8/15/2051	2.04 to 4.99	99,304,000	59,380,689
US Treasury Bonds 2.25% 2/15/2052	2.96 to 5.18	138,650,000	87,712,373
US Treasury Bonds 2.25% 5/15/2041	1.96 to 4.86	102,827,000	78,116,387
US Treasury Bonds 2.25% 8/15/2046	4.66 to 5.11	84,313,000	57,678,655
US Treasury Bonds 2.25% 8/15/2049	1.94 to 4.93	33,359,000	21,768,051
US Treasury Bonds 2.375% 11/15/2049	2.90 to 4.73	23,745,000	15,874,831
US Treasury Bonds 2.375% 2/15/2042	2.37 to 5.20	77,550,000	58,948,849
US Treasury Bonds 2.375% 5/15/2051	2.07 to 5.13	106,947,000	70,209,035
US Treasury Bonds 2.5% 2/15/2045	3.16 to 4.70	26,164,000	19,203,967
US Treasury Bonds 2.5% 2/15/2046	3.35 to 4.87	13,723,000	9,918,084
US Treasury Bonds 2.5% 5/15/2046	4.12 to 4.78	74,362,000	53,552,259
US Treasury Bonds 2.75% 11/15/2042	3.15 to 4.74	44,225,000	35,096,684
US Treasury Bonds 2.75% 11/15/2047	3.08 to 4.92	28,575,000	21,126,524
US Treasury Bonds 2.75% 8/15/2047	3.14 to 4.89	28,692,000	21,275,791
US Treasury Bonds 2.875% 11/15/2046	1.83 to 4.26	72,529,000	55,578,179
US Treasury Bonds 2.875% 5/15/2043	3.37 to 4.91	92,418,000	74,111,294
US Treasury Bonds 2.875% 5/15/2049	2.58 to 4.47	52,790,000	39,318,240
US Treasury Bonds 2.875% 5/15/2052	3.15 to 5.05	152,750,000	110,994,355
US Treasury Bonds 2.875% 8/15/2045	2.94 to 5.08	67,587,500	52,541,361
US Treasury Bonds 3% 11/15/2044	3.15 to 4.56	43,337,000	34,698,378
US Treasury Bonds 3% 11/15/2045	3.08 to 4.99	56,532,000	44,755,236
US Treasury Bonds 3% 2/15/2047	2.97 to 5.09	40,390,000	31,531,021
US Treasury Bonds 3% 2/15/2048	1.36 to 4.55	77,947,000	60,180,564
US Treasury Bonds 3% 2/15/2049	4.57 to 4.88	21,750,000	16,626,855
US Treasury Bonds 3% 5/15/2042	1.67 to 5.31	53,851,000	44,729,987
US Treasury Bonds 3% 5/15/2045	1.83 to 4.76	73,664,000	58,666,470
US Treasury Bonds 3% 5/15/2047	3.17 to 3.84	11,507,000	8,955,682
US Treasury Bonds 3% 8/15/2048	2.01 to 4.95	105,591,000	81,107,087
US Treasury Bonds 3% 8/15/2052	3.76 to 4.98	115,000,000	85,666,016
US Treasury Bonds 3.125% 11/15/2041	2.11 to 4.20	64,820,000	55,246,390
US Treasury Bonds 3.125% 2/15/2042	4.06 to 5.30	106,856,000	90,673,160
US Treasury Bonds 3.125% 2/15/2043	2.30 to 4.13	47,347,000	39,545,842
US Treasury Bonds 3.125% 5/15/2048	1.93 to 3.43	88,953,000	70,071,336
US Treasury Bonds 3.125% 8/15/2044	3.31 to 4.94	36,284,300	29,720,527
US Treasury Bonds 3.25% 5/15/2042	4.55 to 5.22	99,050,000	85,152,047
US Treasury Bonds 3.375% 11/15/2048	4.43 to 4.58	22,044,000	18,074,358
US Treasury Bonds 3.375% 5/15/2044	3.36 to 4.56	22,229,300	18,967,845
US Treasury Bonds 3.375% 8/15/2042	3.79 to 4.41	34,950,000	30,452,918
US Treasury Bonds 3.625% 2/15/2044	1.76 to 5.18	73,325,000	65,004,331
US Treasury Bonds 3.625% 2/15/2053	3.66 to 5.03	97,900,000	82,182,460
US Treasury Bonds 3.625% 5/15/2053	3.81 to 4.87	121,200,000	101,680,172
US Treasury Bonds 3.625% 8/15/2043	2.29 to 4.80	105,903,000	94,336,407
US Treasury Bonds 3.75% 11/15/2043	2.96 to 4.43	80,368,000	72,641,998
US Treasury Bonds 3.75% 8/15/2041	3.06 to 5.02	85,631,000	79,436,132
US Treasury Bonds 3.875% 2/15/2043	3.84 to 4.64	23,050,000	21,355,465
US Treasury Bonds 3.875% 5/15/2043	4.88 to 5.11	51,000,000	47,147,985
US Treasury Bonds 4% 11/15/2042	4.47 to 5.21	50,450,000	47,588,539
US Treasury Bonds 4% 11/15/2052	4.76 to 5.00	59,150,000	53,142,578
US Treasury Bonds 4.125% 8/15/2044	4.11 to 5.03	65,650,000	62,172,602
US Treasury Bonds 4.125% 8/15/2053	4.39 to 5.07	106,050,000	97,288,447
US Treasury Bonds 4.25% 11/15/2040	4.50 to 4.77	5,599,000	5,545,416
US Treasury Bonds 4.25% 2/15/2054	4.34 to 4.95	104,400,000	97,797,515
US Treasury Bonds 4.25% 5/15/2039	4.32 to 5.05	34,031,000	34,189,191
US Treasury Bonds 4.25% 8/15/2054	3.96 to 4.48	128,050,000	119,976,847
US Treasury Bonds 4.375% 11/15/2039	4.51 to 4.56	6,050,000	6,119,008
US Treasury Bonds 4.375% 2/15/2038	3.70 to 4.64	55,400,000	57,103,117
US Treasury Bonds 4.375% 5/15/2041	5.16	53,000	53,043
US Treasury Bonds 4.375% 8/15/2043	4.16 to 5.26	85,500,000	84,100,605
US Treasury Bonds 4.5% 11/15/2054	4.37 to 4.85	104,050,000	101,651,972
US Treasury Bonds 4.5% 2/15/2044	4.69 to 4.93	45,400,000	45,256,352
US Treasury Bonds 4.5% 5/15/2038	4.27 to 4.64	25,510,000	26,544,351
US Treasury Bonds 4.5% 8/15/2039	4.31 to 4.69	9,083,000	9,321,074
US Treasury Bonds 4.625% 11/15/2044	4.49 to 4.95	64,750,000	65,359,560
US Treasury Bonds 4.625% 11/15/2045	4.78 to 4.79	43,400,000	43,684,813
US Treasury Bonds 4.625% 11/15/2055	4.63 to 4.89	186,750,000	186,429,024
US Treasury Bonds 4.625% 2/15/2040	4.55	6,750,000	6,992,578
US Treasury Bonds 4.625% 2/15/2055	4.47 to 4.88	103,200,000	102,925,880
US Treasury Bonds 4.625% 5/15/2044	4.56 to 4.93	63,600,000	64,322,953
US Treasury Bonds 4.625% 5/15/2054	4.06 to 4.81	134,500,000	134,069,181
US Treasury Bonds 4.75% 11/15/2043	4.20 to 4.92	86,850,000	89,394,434
US Treasury Bonds 4.75% 11/15/2053	4.00 to 5.01	120,850,000	122,804,372
US Treasury Bonds 4.75% 2/15/2037	3.76 to 4.84	9,028,000	9,641,975
US Treasury Bonds 4.75% 5/15/2055	4.79 to 5.01	97,350,000	99,072,638
US Treasury Bonds 4.75% 8/15/2055	4.67 to 4.92	97,200,000	98,976,938
US Treasury Bonds 4.875% 8/15/2045	4.64 to 4.87	54,700,000	56,896,547
US Treasury Bonds 5% 5/15/2037	1.64 to 4.70	14,169,000	15,459,707
US Treasury Bonds 5% 5/15/2045	4.79 to 4.93	57,400,000	60,678,078
US Treasury Notes 4.75% 2/15/2045	4.52 to 4.78	64,050,000	65,651,250
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,714,016,881)			5,225,016,514

Money Market Funds - 0.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $50,226,600)	3.70	50,216,556	50,226,600

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $5,764,243,481)	5,275,243,114
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(11,016,583)
NET ASSETS - 100.0%	5,264,226,531

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	47,593,706	816,587,602	813,957,610	543,396	2,902	-	50,226,600	50,216,556	0.1%
Fidelity Securities Lending Cash Central Fund	10,475,000	190,411,101	200,889,943	13,562	3,842	-	-	-	0.0%
Total	58,068,706	1,006,998,703	1,014,847,553	556,958	6,744	-	50,226,600

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Treasury Obligations	5,225,016,514	-	5,225,016,514	-

Money Market Funds	50,226,600	50,226,600	-	-
Total Investments in Securities:	5,275,243,114	50,226,600	5,225,016,514	-
Fidelity® Long-Term Treasury Bond Index Fund
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $5,714,016,881)	$5,225,016,514
Fidelity Central Funds (cost $50,226,600)	50,226,600

Total Investment in Securities (cost $5,764,243,481)		$5,275,243,114
Receivable for investments sold		41,409,162
Receivable for fund shares sold		19,231,828
Interest receivable		34,880,685
Distributions receivable from Fidelity Central Funds		73,930
Total assets		5,370,838,719
Liabilities
Payable for investments purchased	$84,989,729
Payable for fund shares redeemed	20,744,410
Distributions payable	750,373
Accrued management fee	127,676
Total liabilities		106,612,188
Net Assets		$5,264,226,531
Net Assets consist of:
Paid in capital		$6,531,850,348
Total accumulated earnings (loss)		(1,267,623,817)
Net Assets		$5,264,226,531
Net Asset Value, offering price and redemption price per share ($5,264,226,531 ÷ 547,794,145 shares)		$9.61
Statement of Operations
Year ended February 28, 2026
Investment Income
Interest		$212,561,319
Income from Fidelity Central Funds (including $13,562 from security lending)		556,958
Total income		213,118,277
Expenses
Management fee	$1,480,054
Independent trustees' fees and expenses	10,871
Total expenses before reductions	1,490,925
Expense reductions	(251)
Total expenses after reductions		1,490,674
Net Investment income (loss)		211,627,603
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(218,862,263)
Fidelity Central Funds	6,744
Total net realized gain (loss)		(218,855,519)
Change in net unrealized appreciation (depreciation) on investment securities		206,533,056
Net gain (loss)		(12,322,463)
Net increase (decrease) in net assets resulting from operations		$199,305,140
Statement of Changes in Net Assets

	Year ended February 28, 2026	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$211,627,603	$175,590,750
Net realized gain (loss)	(218,855,519)	(180,631,684)
Change in net unrealized appreciation (depreciation)	206,533,056	149,785,402
Net increase (decrease) in net assets resulting from operations	199,305,140	144,744,468
Distributions to shareholders	(192,072,586)	(159,694,425)

Share transactions
Proceeds from sales of shares	2,174,696,806	2,116,499,278
Reinvestment of distributions	182,147,168	150,458,182
Cost of shares redeemed	(1,916,443,962)	(1,518,115,465)

Net increase (decrease) in net assets resulting from share transactions	440,400,012	748,841,995
Total increase (decrease) in net assets	447,632,566	733,892,038

Net Assets
Beginning of period	4,816,593,965	4,082,701,927
End of period	$5,264,226,531	$4,816,593,965

Other Information
Shares
Sold	234,690,022	220,716,563
Issued in reinvestment of distributions	19,491,237	15,728,153
Redeemed	(205,968,723)	(159,357,487)
Net increase (decrease)	48,212,536	77,087,229

Financial Highlights
Fidelity® Long-Term Treasury Bond Index Fund

Years ended February 28,	2026	2025	2024 A	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$9.64	$9.66	$10.29	$13.94	$14.49
Income from Investment Operations
Net investment income (loss) B,C	.400	.382	.357	.320	.310
Net realized and unrealized gain (loss)	(.067)	(.055)	(.659)	(3.663)	(.448)
Total from investment operations	.333	.327	(.302)	(3.343)	(.138)
Distributions from net investment income	(.363)	(.347)	(.328)	(.307)	(.301)
Distributions from net realized gain	-	-	-	-	(.111)
Total distributions	(.363)	(.347)	(.328)	(.307)	(.412)
Net asset value, end of period	$9.61	$9.64	$9.66	$10.29	$13.94
Total Return D	3.63%	3.48%	(2.96)%	(24.10)%	(1.02)%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.03%	.03%	.03%	.03%	.03%
Expenses net of fee waivers, if any	.03%	.03%	.03%	.03%	.03%
Expenses net of all reductions, if any	.03%	.03%	.03%	.03%	.03%
Net investment income (loss)	4.29%	3.99%	3.61%	2.85%	2.15%
Supplemental Data
Net assets, end of period (000 omitted)	$5,264,227	$4,816,594	$4,082,702	$3,203,287	$3,858,260
Portfolio turnover rate G	25%	18%	17%	26%	22%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Short-Term Treasury Bond Index Fund
Schedule of Investments February 28, 2026
Showing Percentage of Net Assets
U.S. Treasury Obligations - 99.2%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bonds 5.5% 8/15/2028	4.81	11,019,600	11,566,706
US Treasury Bonds 6.375% 8/15/2027	4.07	12,888,100	13,423,258
US Treasury Bonds 6.5% 11/15/2026	3.75	4,120,400	4,200,877
US Treasury Notes 0.375% 7/31/2027	2.72 to 4.24	66,256,400	63,468,973
US Treasury Notes 0.375% 9/30/2027	4.02 to 4.25	35,693,800	34,037,385
US Treasury Notes 0.5% 10/31/2027	3.82 to 4.27	29,608,300	28,222,724
US Treasury Notes 0.5% 4/30/2027	4.67	15,906,500	15,370,898
US Treasury Notes 0.5% 5/31/2027	3.63 to 4.07	36,843,700	35,515,312
US Treasury Notes 0.5% 6/30/2027	2.74 to 4.11	40,772,400	39,214,767
US Treasury Notes 0.5% 8/31/2027	4.09	4,444,200	4,255,842
US Treasury Notes 0.625% 11/30/2027	3.82	16,385,600	15,620,085
US Treasury Notes 0.625% 12/31/2027	4.03	60,272,300	57,326,962
US Treasury Notes 0.625% 3/31/2027	3.97 to 4.43	41,107,800	39,868,143
US Treasury Notes 0.625% 8/15/2030	3.55 to 3.77	7,800,000	6,884,414
US Treasury Notes 0.75% 1/31/2028	3.62 to 4.19	67,075,700	63,818,860
US Treasury Notes 0.875% 11/15/2030	3.78 to 3.82	3,750,000	3,324,756
US Treasury Notes 1% 7/31/2028	4.19	50,833,800	48,051,841
US Treasury Notes 1.125% 2/29/2028	3.58 to 4.19	31,961,700	30,575,861
US Treasury Notes 1.125% 8/31/2028	3.49	17,300,000	16,371,476
US Treasury Notes 1.25% 3/31/2028	3.83	2,347,600	2,247,735
US Treasury Notes 1.25% 4/30/2028	3.55	37,754,000	36,084,565
US Treasury Notes 1.25% 5/31/2028	3.94 to 4.15	72,441,700	69,116,739
US Treasury Notes 1.25% 6/30/2028	4.17	1,197,800	1,141,044
US Treasury Notes 1.25% 9/30/2028	4.66	66,740,300	63,239,041
US Treasury Notes 1.375% 10/31/2028	3.63 to 3.66	33,300,000	31,606,383
US Treasury Notes 1.5% 11/30/2028	3.58 to 3.66	17,550,000	16,686,896
US Treasury Notes 1.75% 1/31/2029	3.67	500,000	477,343
US Treasury Notes 1.875% 2/28/2029	4.28	85,809,000	82,111,839
US Treasury Notes 2.25% 11/15/2027	4.12	23,284,800	22,837,295
US Treasury Notes 2.25% 8/15/2027	3.69 to 3.83	14,277,500	14,036,010
US Treasury Notes 2.375% 3/31/2029	4.23	39,814,200	38,624,440
US Treasury Notes 2.375% 5/15/2027	4.56	16,912,700	16,690,060
US Treasury Notes 2.375% 5/15/2029	4.52	11,834,100	11,465,671
US Treasury Notes 2.5% 3/31/2027	2.43 to 2.86	20,362,300	20,147,541
US Treasury Notes 2.625% 5/31/2027	2.82	45,276,100	44,802,116
US Treasury Notes 2.75% 2/15/2028	4.21	11,211,200	11,077,191
US Treasury Notes 2.75% 4/30/2027	4.41 to 4.46	14,756,600	14,632,091
US Treasury Notes 2.75% 5/31/2029	4.52	37,658,200	36,893,268
US Treasury Notes 2.75% 7/31/2027	2.71	13,415,100	13,286,189
US Treasury Notes 2.875% 4/30/2029	4.75	31,332,100	30,835,192
US Treasury Notes 3.125% 8/31/2027	4.07	6,174,800	6,146,579
US Treasury Notes 3.25% 6/30/2027	3.04	8,671,900	8,648,527
US Treasury Notes 3.375% 11/30/2027	3.48	20,200,000	20,187,375
US Treasury Notes 3.375% 12/31/2027	3.47	15,850,000	15,841,332
US Treasury Notes 3.375% 2/29/2028	3.39	22,600,000	22,594,703
US Treasury Notes 3.375% 9/15/2027	3.56	12,500,000	12,488,281
US Treasury Notes 3.375% 9/15/2028	3.62	24,500,000	24,491,387
US Treasury Notes 3.5% 1/31/2028	3.60 to 4.19	56,870,600	56,979,454
US Treasury Notes 3.5% 1/31/2030	3.90	7,450,000	7,461,059
US Treasury Notes 3.5% 10/15/2028	3.60	13,900,000	13,938,008
US Treasury Notes 3.5% 10/31/2027	3.51 to 3.60	33,350,000	33,387,779
US Treasury Notes 3.5% 11/15/2028	3.49	24,850,000	24,920,861
US Treasury Notes 3.5% 11/30/2030	3.59	11,100,000	11,093,930
US Treasury Notes 3.5% 12/15/2028	3.39 to 3.53	43,150,000	43,278,102
US Treasury Notes 3.5% 2/15/2029	3.39	18,150,000	18,206,719
US Treasury Notes 3.5% 4/30/2028	4.47	1,533,200	1,536,448
US Treasury Notes 3.5% 4/30/2030	3.73	30,400,000	30,426,125
US Treasury Notes 3.5% 9/30/2027	3.52 to 3.61	42,450,000	42,496,430
US Treasury Notes 3.5% 9/30/2029	3.56	39,300,000	39,384,434
US Treasury Notes 3.625% 10/31/2030	3.60 to 3.71	96,550,000	97,025,208
US Treasury Notes 3.625% 12/31/2030	3.71	1,350,000	1,356,222
US Treasury Notes 3.625% 8/15/2028	3.58	17,000,000	17,096,953
US Treasury Notes 3.625% 8/31/2027	3.61	2,800,000	2,807,328
US Treasury Notes 3.625% 8/31/2029	3.71	45,400,700	45,684,454
US Treasury Notes 3.625% 8/31/2030	3.69	87,300,000	87,753,551
US Treasury Notes 3.625% 9/30/2030	3.60 to 3.74	109,400,000	109,959,821
US Treasury Notes 3.75% 1/31/2031	3.52 to 3.80	164,850,000	166,524,258
US Treasury Notes 3.75% 12/31/2028	3.85 to 3.91	11,538,500	11,649,829
US Treasury Notes 3.75% 12/31/2030	3.77	1,350,000	1,363,394
US Treasury Notes 3.75% 4/15/2028	3.58 to 3.87	40,050,000	40,340,988
US Treasury Notes 3.75% 4/30/2027	3.59 to 3.81	29,300,000	29,384,695
US Treasury Notes 3.75% 5/15/2028	3.70 to 3.85	26,750,000	26,951,981
US Treasury Notes 3.75% 5/31/2030	3.98	29,150,000	29,454,025
US Treasury Notes 3.75% 6/30/2027	3.72	24,300,000	24,391,125
US Treasury Notes 3.75% 8/15/2027	3.76 to 4.12	22,257,500	22,353,138
US Treasury Notes 3.875% 10/15/2027	3.62 to 3.81	24,600,000	24,771,047
US Treasury Notes 3.875% 11/30/2027	3.61 to 4.03	53,516,800	53,930,719
US Treasury Notes 3.875% 11/30/2029	4.10	9,850,000	9,995,441
US Treasury Notes 3.875% 3/15/2028	3.57 to 3.88	26,900,000	27,156,391
US Treasury Notes 3.875% 3/31/2027	3.89	21,400,000	21,481,922
US Treasury Notes 3.875% 4/30/2030	3.72 to 3.92	13,700,000	13,909,781
US Treasury Notes 3.875% 5/31/2027	3.46 to 3.89	11,900,000	11,956,711
US Treasury Notes 3.875% 6/15/2028	3.42 to 3.55	16,700,000	16,880,699
US Treasury Notes 3.875% 6/30/2030	3.69 to 3.79	67,100,000	68,145,817
US Treasury Notes 3.875% 7/15/2028	3.56 to 3.89	50,500,000	51,054,316
US Treasury Notes 3.875% 7/31/2027	3.94	22,550,000	22,679,486
US Treasury Notes 3.875% 7/31/2030	3.95	42,850,000	43,522,879
US Treasury Notes 4% 12/15/2027	4.05	15,000,000	15,153,188
US Treasury Notes 4% 2/28/2030	4.00	65,300,000	66,590,695
US Treasury Notes 4% 2/29/2028	4.04	3,401,700	3,440,899
US Treasury Notes 4% 3/31/2030	3.95	37,350,000	38,097,000
US Treasury Notes 4% 5/31/2030	3.95	45,250,000	46,172,676
US Treasury Notes 4% 7/31/2029	3.64 to 4.10	63,137,200	64,311,685
US Treasury Notes 4.125% 10/31/2027	4.24	6,947,100	7,024,984
US Treasury Notes 4.125% 10/31/2029	3.70 to 4.15	45,350,000	46,405,805
US Treasury Notes 4.125% 11/15/2027	4.02	17,050,000	17,247,141
US Treasury Notes 4.125% 11/30/2029	3.53 to 4.08	28,800,000	29,478,375
US Treasury Notes 4.125% 3/31/2029	3.45 to 4.21	10,776,900	11,003,383
US Treasury Notes 4.125% 7/31/2028	3.94	12,350,000	12,562,266
US Treasury Notes 4.125% 8/31/2030	3.69	3,700,000	3,794,668
US Treasury Notes 4.125% 9/30/2027	3.44	1,629,000	1,646,308
US Treasury Notes 4.25% 1/15/2028	4.24	12,500,000	12,689,453
US Treasury Notes 4.25% 1/31/2030	4.33	39,300,000	40,429,875
US Treasury Notes 4.25% 2/15/2028	3.96	21,150,000	21,490,325
US Treasury Notes 4.25% 2/28/2029	4.12	9,100,000	9,319,324
US Treasury Notes 4.25% 3/15/2027	4.26	34,500,000	34,757,630
US Treasury Notes 4.25% 6/30/2029	4.35	48,588,000	49,852,046
US Treasury Notes 4.375% 11/30/2028	4.29	91,606,200	93,942,874
US Treasury Notes 4.375% 12/31/2029	4.39	36,350,000	37,541,315
US Treasury Notes 4.375% 7/15/2027	4.07	7,857,400	7,953,799
US Treasury Notes 4.375% 8/31/2028	4.25	90,073,100	92,184,188
US Treasury Notes 4.5% 4/15/2027	3.57	39,000,000	39,423,516
US Treasury Notes 4.5% 5/31/2029	3.68 to 4.50	40,296,900	41,631,735
US Treasury Notes 4.625% 4/30/2029	3.68 to 4.09	17,250,000	17,873,291
US Treasury Notes 4.625% 6/15/2027	3.80	2,299,700	2,332,758
US Treasury Notes 4.625% 9/30/2028	4.04	20,150,000	20,763,158
US Treasury Notes 4.875% 10/31/2028	4.83	38,559,600	40,002,573
US Treasury Notes 4.875% 10/31/2030	3.64	3,000,000	3,174,844
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,508,694,036)			3,550,539,278

Money Market Funds - 0.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $17,404,813)	3.70	17,401,333	17,404,813

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $3,526,098,849)	3,567,944,091
NET OTHER ASSETS (LIABILITIES) - 0.3%	12,391,551
NET ASSETS - 100.0%	3,580,335,642

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	27,280,209	617,580,583	627,455,750	682,720	(229)	-	17,404,813	17,401,333	0.0%
Fidelity Securities Lending Cash Central Fund	-	563,380,260	563,378,806	21,841	(1,454)	-	-	-	0.0%
Total	27,280,209	1,180,960,843	1,190,834,556	704,561	(1,683)	-	17,404,813

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Treasury Obligations	3,550,539,278	-	3,550,539,278	-

Money Market Funds	17,404,813	17,404,813	-	-
Total Investments in Securities:	3,567,944,091	17,404,813	3,550,539,278	-
Fidelity® Short-Term Treasury Bond Index Fund
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,508,694,036)	$3,550,539,278
Fidelity Central Funds (cost $17,404,813)	17,404,813

Total Investment in Securities (cost $3,526,098,849)		$3,567,944,091
Receivable for investments sold		119,320,627
Receivable for fund shares sold		4,265,595
Interest receivable		31,981,179
Distributions receivable from Fidelity Central Funds		35,665
Total assets		3,723,547,157
Liabilities
Payable for investments purchased	$138,943,895
Payable for fund shares redeemed	2,027,564
Distributions payable	2,152,790
Accrued management fee	87,266
Total liabilities		143,211,515
Net Assets		$3,580,335,642
Net Assets consist of:
Paid in capital		$3,646,360,743
Total accumulated earnings (loss)		(66,025,101)
Net Assets		$3,580,335,642
Net Asset Value, offering price and redemption price per share ($3,580,335,642 ÷ 343,710,579 shares)		$10.42
Statement of Operations
Year ended February 28, 2026
Investment Income
Interest		$123,417,494
Income from Fidelity Central Funds (including $21,841 from security lending)		704,561
Total income		124,122,055
Expenses
Management fee	$979,758
Independent trustees' fees and expenses	7,124
Total expenses before reductions	986,882
Expense reductions	(26)
Total expenses after reductions		986,856
Net Investment income (loss)		123,135,199
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(4,421,154)
Fidelity Central Funds	(1,683)
Total net realized gain (loss)		(4,422,837)
Change in net unrealized appreciation (depreciation) on investment securities		47,386,060
Net gain (loss)		42,963,223
Net increase (decrease) in net assets resulting from operations		$166,098,422
Statement of Changes in Net Assets

	Year ended February 28, 2026	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$123,135,199	$113,771,722
Net realized gain (loss)	(4,422,837)	(18,971,689)
Change in net unrealized appreciation (depreciation)	47,386,060	74,367,743
Net increase (decrease) in net assets resulting from operations	166,098,422	169,167,776
Distributions to shareholders	(119,103,487)	(93,546,280)

Share transactions
Proceeds from sales of shares	1,346,665,613	920,719,775
Reinvestment of distributions	87,188,176	69,530,895
Cost of shares redeemed	(903,274,115)	(1,534,056,186)

Net increase (decrease) in net assets resulting from share transactions	530,579,674	(543,805,516)
Total increase (decrease) in net assets	577,574,609	(468,184,020)

Net Assets
Beginning of period	3,002,761,033	3,470,945,053
End of period	$3,580,335,642	$3,002,761,033

Other Information
Shares
Sold	130,032,176	90,213,606
Issued in reinvestment of distributions	8,401,564	6,836,781
Redeemed	(87,256,655)	(150,126,100)
Net increase (decrease)	51,177,085	(53,075,713)

Financial Highlights
Fidelity® Short-Term Treasury Bond Index Fund

Years ended February 28,	2026	2025	2024 A	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$10.26	$10.04	$9.82	$10.38	$10.76
Income from Investment Operations
Net investment income (loss) B,C	.391	.364	.300	.164	.087
Net realized and unrealized gain (loss)	.144	.162	.094	(.606)	(.333)
Total from investment operations	.535	.526	.394	(.442)	(.246)
Distributions from net investment income	(.375)	(.306)	(.174)	(.118)	(.086)
Distributions from net realized gain	-	-	-	-	(.048)
Total distributions	(.375)	(.306)	(.174)	(.118)	(.134)
Net asset value, end of period	$10.42	$10.26	$10.04	$9.82	$10.38
Total Return D	5.29%	5.31%	4.03%	(4.26)%	(2.31)%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.03%	.03%	.03%	.03%	.03%
Expenses net of fee waivers, if any	.03%	.03%	.03%	.03%	.03%
Expenses net of all reductions, if any	.03%	.03%	.03%	.03%	.03%
Net investment income (loss)	3.77%	3.58%	3.01%	1.65%	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$3,580,336	$3,002,761	$3,470,945	$4,261,248	$3,911,330
Portfolio turnover rate G	35%	42% H	69%	60%	48%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended February 28, 2026

1. Organization.
Fidelity Intermediate Treasury Bond Index Fund, Fidelity Long-Term Treasury Bond Index Fund, and Fidelity Short-Term Treasury Bond Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2026 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2026, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Intermediate Treasury Bond Index Fund	8,042,618,368	180,110,027	(47,138,881)	132,971,146
Fidelity Long-Term Treasury Bond Index Fund	5,764,453,030	75,531,271	(564,741,187)	(489,209,916)
Fidelity Short-Term Treasury Bond Index Fund	3,459,506,226	108,933,032	(495,167)	108,437,865

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity Intermediate Treasury Bond Index Fund	15,751,367	(543,463,710)	132,971,146
Fidelity Long-Term Treasury Bond Index Fund	-	(777,008,820)	(489,209,916)
Fidelity Short-Term Treasury Bond Index Fund	4,149,478	(178,612,445)	108,437,865

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Intermediate Treasury Bond Index Fund	(63,607,637)	(479,856,073)	(543,463,710)
Fidelity Long-Term Treasury Bond Index Fund	(50,207,140)	(726,801,680)	(777,008,820)
Fidelity Short-Term Treasury Bond Index Fund	(35,527,912)	(143,084,533)	(178,612,445)

The tax character of distributions paid was as follows:

February 28, 2026
Ordinary Income ($)
Fidelity Intermediate Treasury Bond Index Fund	256,780,268
Fidelity Long-Term Treasury Bond Index Fund	192,072,586
Fidelity Short-Term Treasury Bond Index Fund	119,103,487

February 28, 2025
Ordinary Income ($)
Fidelity Intermediate Treasury Bond Index Fund	266,866,008
Fidelity Long-Term Treasury Bond Index Fund	159,694,425
Fidelity Short-Term Treasury Bond Index Fund	93,546,280
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .03% of each Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.

Prior Fiscal Year Affiliated Redemptions In-Kind. Affiliated shareholders that redeemed shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Intermediate Treasury Bond Index Fund	252,881,098	98,486,612	2,528,810,977
Fidelity Short-Term Treasury Bond Index Fund	12,488,058	2,010,797	130,000,682
5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Effective March 24, 2026 the .10% spread adjustment on the SOFR benchmark was removed.
6. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations in security lending. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Intermediate Treasury Bond Index Fund	10,084	-	-
Fidelity Long-Term Treasury Bond Index Fund	1,435	-	-
Fidelity Short-Term Treasury Bond Index Fund	2,265	-	-
7. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Intermediate Treasury Bond Index Fund	11
Fidelity Long-Term Treasury Bond Index Fund	251
Fidelity Short-Term Treasury Bond Index Fund	26
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Intermediate Treasury Bond Index Fund, Fidelity Long-Term Treasury Bond Index Fund, and Fidelity Short-Term Treasury Bond Index Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fidelity Intermediate Treasury Bond Index Fund, Fidelity Long-Term Treasury Bond Index Fund, and Fidelity Short-Term Treasury Bond Index Fund (three of the funds constituting Fidelity Salem Street Trust, hereafter collectively referred to as the "Funds") as of February 28, 2026, the related statements of operations for the year ended February 28, 2026, the statements of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2026 and each of the financial highlights for each of the five years in the period ended February 28, 2026 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
April 14, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the funds are available on Fidelity.com or Institutional.Fidelity.com.
A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Intermediate Treasury Bond Index Fund	99.73%
Fidelity Long-Term Treasury Bond Index Fund	99.82%
Fidelity Short-Term Treasury Bond Index Fund	99.59%

The funds hereby designate the amounts noted below as distributions paid in the calendar year 2025 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Fidelity Intermediate Treasury Bond Index Fund	$258,010,085
Fidelity Long-Term Treasury Bond Index Fund	$186,895,824
Fidelity Short-Term Treasury Bond Index Fund	$112,742,371

The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends:

Fidelity Intermediate Treasury Bond Index Fund	$255,653,687
Fidelity Long-Term Treasury Bond Index Fund	$192,072,586
Fidelity Short-Term Treasury Bond Index Fund	$119,103,487

The funds will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Intermediate Treasury Bond Index Fund
Fidelity Long-Term Treasury Bond Index Fund
Fidelity Short-Term Treasury Bond Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of each fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in each fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of each fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, training, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also considered each fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against the index each fund seeks to track (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also periodically considers each fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) of each fund compared to each fund's benchmark index, over appropriate time periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of each fund's management fee and total expense ratio, the Board considered each fund's unitary (subject to certain limited exceptions) fee rate as well as fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of each fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of each fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to each fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of each fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of each fund relative to the asset-sized peer group. The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that each fund's management fee rate ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of each fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the funds, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that each fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that each fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the funds and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to each fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if each fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contracts should be renewed through September 30, 2026.

1.9885078.108
LBX-I-ANN-0426
Fidelity® SAI Short-Term Treasury Bond Index Fund

Annual Report
February 28, 2026
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
"BLOOMBERG ®" and the Bloomberg indices listed herein (the "Indices") are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the Indices (collectively, "Bloomberg") and have been licensed for use for certain purposes by Fidelity. Bloomberg is not affiliated with Fidelity, and Bloomberg does not approve, endorse, review, or recommend the fund. Bloomberg does not guarantee the timeliness, accuracy, or completeness of any data or information relating to the fund.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® SAI Short-Term Treasury Bond Index Fund
Schedule of Investments February 28, 2026
Showing Percentage of Net Assets
U.S. Treasury Obligations - 99.3%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bonds 5.5% 8/15/2028	3.40	480,400	504,251
US Treasury Bonds 6.375% 8/15/2027	3.42	561,900	585,232
US Treasury Bonds 6.5% 11/15/2026	3.23	179,600	183,107
US Treasury Notes 0.375% 7/31/2027	3.49	1,438,600	1,378,078
US Treasury Notes 0.375% 9/30/2027	3.61	6,050,000	5,769,242
US Treasury Notes 0.5% 10/31/2027	3.50	1,591,700	1,517,213
US Treasury Notes 0.5% 4/30/2027	3.51	693,500	670,149
US Treasury Notes 0.5% 5/31/2027	3.51	1,606,300	1,548,385
US Treasury Notes 0.5% 6/30/2027	4.22	1,200,000	1,154,156
US Treasury Notes 0.5% 8/31/2027	3.49	193,800	185,586
US Treasury Notes 0.625% 11/30/2027	3.50 to 4.01	3,264,400	3,111,891
US Treasury Notes 0.625% 12/31/2027	3.50	532,900	506,859
US Treasury Notes 0.625% 5/15/2030	3.78 to 3.98	10,500,000	9,337,617
US Treasury Notes 0.625% 8/15/2030	3.81	12,000,000	10,591,406
US Treasury Notes 0.75% 1/31/2028	3.50	2,924,300	2,782,312
US Treasury Notes 0.875% 11/15/2030	3.82	12,250,000	10,860,869
US Treasury Notes 1% 7/31/2028	3.51	2,216,200	2,094,915
US Treasury Notes 1.125% 2/29/2028	3.50 to 3.70	2,888,300	2,763,065
US Treasury Notes 1.125% 8/31/2028	3.62	600,000	567,797
US Treasury Notes 1.25% 3/31/2028	3.50 to 3.88	602,400	576,774
US Treasury Notes 1.25% 4/30/2028	3.51 to 3.87	1,896,000	1,812,161
US Treasury Notes 1.25% 5/31/2028	3.70	2,200,000	2,099,023
US Treasury Notes 1.25% 6/30/2028	3.50 to 3.65	6,652,200	6,337,000
US Treasury Notes 1.25% 9/30/2028	3.51	2,909,700	2,757,054
US Treasury Notes 1.375% 10/31/2028	3.65	8,700,000	8,257,523
US Treasury Notes 1.5% 1/31/2027	3.53	474,700	465,996
US Treasury Notes 1.5% 11/30/2028	3.87	550,000	522,951
US Treasury Notes 1.5% 2/15/2030	3.71	550,000	510,684
US Treasury Notes 1.625% 8/15/2029	3.69	8,000,000	7,539,688
US Treasury Notes 1.875% 2/28/2027	3.52	27,600	27,156
US Treasury Notes 2.25% 2/15/2027	3.53	338,400	334,310
US Treasury Notes 2.25% 8/15/2027	3.50	622,500	611,971
US Treasury Notes 2.375% 3/31/2029	3.52	1,735,800	1,683,929
US Treasury Notes 2.375% 5/15/2027	3.52	737,300	727,594
US Treasury Notes 2.375% 5/15/2029	3.46 to 3.52	6,715,900	6,506,815
US Treasury Notes 2.5% 3/31/2027	3.50 to 3.53	6,137,700	6,072,966
US Treasury Notes 2.625% 5/31/2027	3.51	523,900	518,415
US Treasury Notes 2.75% 2/15/2028	3.50	488,800	482,957
US Treasury Notes 2.75% 4/30/2027	3.51	43,400	43,034
US Treasury Notes 2.75% 5/31/2029	3.52	1,041,800	1,020,638
US Treasury Notes 2.75% 7/31/2027	3.51	584,900	579,279
US Treasury Notes 2.875% 4/30/2029	3.52	2,067,900	2,035,104
US Treasury Notes 2.875% 5/15/2028	4.00	2,550,000	2,522,408
US Treasury Notes 3.125% 11/15/2028	3.64	8,600,000	8,541,883
US Treasury Notes 3.125% 8/31/2027	3.50	269,200	267,970
US Treasury Notes 3.375% 11/30/2027	3.59	9,100,000	9,094,313
US Treasury Notes 3.375% 12/31/2027	3.59	9,150,000	9,144,996
US Treasury Notes 3.375% 2/29/2028	3.39	10,980,000	10,977,427
US Treasury Notes 3.375% 9/15/2027	3.48 to 3.99	7,800,000	7,792,688
US Treasury Notes 3.375% 9/15/2028	3.62	5,500,000	5,498,066
US Treasury Notes 3.5% 1/15/2029	3.45 to 3.60	7,830,000	7,853,857
US Treasury Notes 3.5% 1/31/2028	3.45	12,100,000	12,123,160
US Treasury Notes 3.5% 10/15/2028	3.60	4,950,000	4,963,535
US Treasury Notes 3.5% 10/31/2027	3.60	9,100,000	9,110,309
US Treasury Notes 3.5% 11/15/2028	3.45 to 3.49	7,810,000	7,832,271
US Treasury Notes 3.5% 11/30/2030	3.85	5,350,000	5,347,074
US Treasury Notes 3.5% 12/15/2028	3.53	5,030,000	5,044,933
US Treasury Notes 3.5% 2/15/2029	3.39	2,280,000	2,287,125
US Treasury Notes 3.5% 4/30/2028	3.49 to 3.87	2,366,800	2,371,816
US Treasury Notes 3.5% 9/30/2027	3.59	9,050,000	9,059,898
US Treasury Notes 3.5% 9/30/2029	4.09	3,750,000	3,758,057
US Treasury Notes 3.625% 10/31/2030	3.60 to 3.71	15,800,000	15,877,766
US Treasury Notes 3.625% 12/31/2030	3.58	8,400,000	8,438,719
US Treasury Notes 3.625% 3/31/2030	3.97	500,000	502,930
US Treasury Notes 3.625% 8/15/2028	3.58	7,950,000	7,995,340
US Treasury Notes 3.625% 8/31/2027	3.54 to 3.60	3,730,000	3,739,762
US Treasury Notes 3.625% 8/31/2029	4.04	27,650,000	27,822,814
US Treasury Notes 3.625% 8/31/2030	3.69	8,000,000	8,041,562
US Treasury Notes 3.625% 9/30/2030	3.74	3,050,000	3,065,607
US Treasury Notes 3.75% 1/31/2031	3.52 to 3.80	24,430,000	24,678,118
US Treasury Notes 3.75% 12/31/2028	3.51 to 3.65	8,411,500	8,492,658
US Treasury Notes 3.75% 4/15/2028	3.97	17,500,000	17,627,149
US Treasury Notes 3.75% 4/30/2027	4.01	16,290,000	16,337,089
US Treasury Notes 3.75% 5/15/2028	3.84	4,200,000	4,231,713
US Treasury Notes 3.75% 5/31/2030	3.98	1,550,000	1,566,166
US Treasury Notes 3.75% 6/30/2027	3.58	9,100,000	9,134,125
US Treasury Notes 3.75% 6/30/2030	3.81	2,250,000	2,273,467
US Treasury Notes 3.75% 8/15/2027	3.49 to 4.01	2,302,500	2,312,394
US Treasury Notes 3.875% 10/15/2027	4.00	2,450,000	2,467,035
US Treasury Notes 3.875% 3/15/2028	3.44 to 3.88	7,530,000	7,601,770
US Treasury Notes 3.875% 3/31/2027	3.91	4,650,000	4,667,801
US Treasury Notes 3.875% 4/30/2030	3.72 to 4.07	3,400,000	3,452,063
US Treasury Notes 3.875% 5/31/2027	3.59	9,050,000	9,093,129
US Treasury Notes 3.875% 6/15/2028	3.69	3,900,000	3,942,199
US Treasury Notes 3.875% 6/30/2030	3.54 to 3.79	8,710,000	8,845,754
US Treasury Notes 3.875% 7/15/2028	3.89	7,920,000	8,006,934
US Treasury Notes 3.875% 7/31/2027	3.58 to 3.94	9,000,000	9,051,680
US Treasury Notes 3.875% 7/31/2030	3.74 to 3.95	5,650,000	5,738,723
US Treasury Notes 4% 1/31/2029	3.51 to 3.66	8,348,000	8,487,568
US Treasury Notes 4% 12/15/2027	3.59 to 3.84	8,370,000	8,455,479
US Treasury Notes 4% 2/28/2030	3.77 to 4.09	10,720,000	10,931,887
US Treasury Notes 4% 2/29/2028	3.49	148,300	150,009
US Treasury Notes 4% 3/31/2030	3.93 to 4.06	2,390,000	2,437,800
US Treasury Notes 4% 5/31/2030	3.95 to 4.03	5,100,000	5,203,992
US Treasury Notes 4% 6/30/2028	4.32	500,000	506,914
US Treasury Notes 4% 7/31/2029	3.50 to 3.71	9,042,800	9,211,015
US Treasury Notes 4.125% 10/31/2027	3.49	302,900	306,296
US Treasury Notes 4.125% 10/31/2029	3.50 to 3.91	8,650,000	8,851,383
US Treasury Notes 4.125% 11/15/2027	3.47 to 3.86	7,750,000	7,839,609
US Treasury Notes 4.125% 11/30/2029	3.75 to 4.08	9,070,000	9,283,641
US Treasury Notes 4.125% 3/31/2029	3.46 to 4.05	8,073,100	8,242,761
US Treasury Notes 4.125% 7/31/2028	4.02	5,350,000	5,441,953
US Treasury Notes 4.125% 9/30/2027	3.47	71,000	71,754
US Treasury Notes 4.25% 1/15/2028	3.62	6,550,000	6,649,273
US Treasury Notes 4.25% 1/31/2030	3.78 to 4.33	7,300,000	7,509,875
US Treasury Notes 4.25% 2/15/2028	3.94	12,990,000	13,199,022
US Treasury Notes 4.25% 2/28/2029	3.67	8,650,000	8,858,478
US Treasury Notes 4.25% 6/30/2029	3.51 to 3.72	7,312,000	7,502,226
US Treasury Notes 4.375% 11/30/2028	3.51 to 3.68	6,339,700	6,501,412
US Treasury Notes 4.375% 12/31/2029	3.51 to 4.39	8,630,000	8,912,835
US Treasury Notes 4.375% 7/15/2027	3.49 to 3.58	8,342,600	8,444,952
US Treasury Notes 4.375% 8/31/2028	3.50	83,800	85,764
US Treasury Notes 4.5% 4/15/2027	3.52	6,200,000	6,267,328
US Treasury Notes 4.5% 5/15/2027	3.53	7,700,000	7,790,535
US Treasury Notes 4.5% 5/31/2029	3.89	4,650,000	4,804,031
US Treasury Notes 4.625% 11/15/2026	3.56	81,500	82,062
US Treasury Notes 4.625% 4/30/2029	3.89	1,450,000	1,502,393
US Treasury Notes 4.625% 6/15/2027	3.49 to 3.59	8,350,300	8,470,336
US Treasury Notes 4.625% 9/30/2028	4.01	1,900,000	1,957,816
US Treasury Notes 4.875% 10/31/2028	4.02	2,100,000	2,178,586
TOTAL U.S. TREASURY OBLIGATIONS (Cost $637,838,300)			642,370,390

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $2,039,314)	3.70	2,038,906	2,039,314

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $639,877,614)	644,409,704
NET OTHER ASSETS (LIABILITIES) - 0.4%	2,612,030
NET ASSETS - 100.0%	647,021,734

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	528,404	17,441,355	15,930,437	47,396	(8)	-	2,039,314	2,038,906	0.0%
Total	528,404	17,441,355	15,930,437	47,396	(8)	-	2,039,314

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Treasury Obligations	642,370,390	-	642,370,390	-

Money Market Funds	2,039,314	2,039,314	-	-
Total Investments in Securities:	644,409,704	2,039,314	642,370,390	-
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $637,838,300)	$642,370,390
Fidelity Central Funds (cost $2,039,314)	2,039,314

Total Investment in Securities (cost $639,877,614)		$644,409,704
Receivable for investments sold		27,690,935
Interest receivable		5,989,199
Distributions receivable from Fidelity Central Funds		12,220
Prepaid expenses		171
Receivable from investment adviser for expense reductions		9,435
Total assets		678,111,664
Liabilities
Payable for investments purchased	$30,986,040
Distributions payable	17,613
Accrued management fee	13,592
Other payables and accrued expenses	72,685
Total liabilities		31,089,930
Net Assets		$647,021,734
Net Assets consist of:
Paid in capital		$640,568,495
Total accumulated earnings (loss)		6,453,239
Net Assets		$647,021,734
Net Asset Value, offering price and redemption price per share ($647,021,734 ÷ 63,734,346 shares)		$10.15
Statement of Operations
Year ended February 28, 2026
Investment Income
Interest		$10,754,073
Income from Fidelity Central Funds		47,396
Total income		10,801,469
Expenses
Management fee	$85,575
Custodian fees and expenses	323
Independent trustees' fees and expenses	540
Registration fees	69,752
Audit fees	49,230
Legal	84
Miscellaneous	621
Total expenses before reductions	206,125
Expense reductions	(120,699)
Total expenses after reductions		85,426
Net Investment income (loss)		10,716,043
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	969,505
Fidelity Central Funds	(8)
Total net realized gain (loss)		969,497
Change in net unrealized appreciation (depreciation) on investment securities		5,249,766
Net gain (loss)		6,219,263
Net increase (decrease) in net assets resulting from operations		$16,935,306
Statement of Changes in Net Assets

	Year ended February 28, 2026	For the period September 20, 2024 (commencement of operations) through February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,716,043	$1,357,116
Net realized gain (loss)	969,497	(554,082)
Change in net unrealized appreciation (depreciation)	5,249,766	(717,676)
Net increase (decrease) in net assets resulting from operations	16,935,306	85,358
Distributions to shareholders	(9,763,762)	(797,917)

Share transactions
Proceeds from sales of shares	650,000,050	130,500,983
Reinvestment of distributions	9,746,149	797,917
Cost of shares redeemed	(100,000,050)	(50,482,300)

Net increase (decrease) in net assets resulting from share transactions	559,746,149	80,816,600
Total increase (decrease) in net assets	566,917,693	80,104,041

Net Assets
Beginning of period	80,104,041	-
End of period	$647,021,734	$80,104,041

Other Information
Shares
Sold	64,651,088	13,050,098
Issued in reinvestment of distributions	965,365	80,681
Redeemed	(9,923,649)	(5,089,237)
Net increase (decrease)	55,692,804	8,041,542

Financial Highlights
Fidelity® SAI Short-Term Treasury Bond Index Fund

Years ended February 28,	2026	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$9.96	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.378	.153
Net realized and unrealized gain (loss)	.136	(.099)
Total from investment operations	.514	.054
Distributions from net investment income	(.321)	(.094)
Distributions from net realized gain	(.003)	-
Total distributions	(.324)	(.094)
Net asset value, end of period	$10.15	$9.96
Total Return D,E	5.23%	.55%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.07%	.11% H,I
Expenses net of fee waivers, if any	.03%	.03% I
Expenses net of all reductions, if any	.03%	.03% I
Net investment income (loss)	3.78%	3.59% I
Supplemental Data
Net assets, end of period (000 omitted)	$647,022	$80,104
Portfolio turnover rate J	84%	32% K,L

AFor the period September 20, 2024 (commencement of operations) through February 28, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAudit fees are not annualized.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KAmount not annualized.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended February 28, 2026

1. Organization.
Fidelity SAI Short-Term Treasury Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$5,868,310
Gross unrealized depreciation	(9,288)
Net unrealized appreciation (depreciation)	$5,859,022
Tax Cost	$638,550,682

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$594,216
Net unrealized appreciation (depreciation) on securities and other investments	$5,859,022

The tax character of distributions paid was as follows:

	February 28, 2026	February 28, 2025A
Ordinary Income	$9,763,762	$ 797,917

A For the period September 20, 2024 (commencement of operations) through February 28, 2025.
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .03% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.

Prior Fiscal Year Affiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity SAI Short-Term Treasury Bond Index Fund	13,000,068	130,000,682
5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity SAI Short-Term Treasury Bond Index Fund	243
Effective March 24, 2026 the .10% spread adjustment on the SOFR benchmark was removed.
6. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .03% of average net assets. This reimbursement will remain in place through June 30, 2027. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $120,539.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $160.
7. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers Fidelity Core Income Fund	Strategic Advisers Fidelity Short Duration Fund
Fidelity SAI Short-Term Treasury Bond Index Fund	45%	55%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI Short-Term Treasury Bond Index Fund	100

8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity SAI Short-Term Treasury Bond Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity SAI Short-Term Treasury Bond Index Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of February 28, 2026, the related statement of operations for the year then ended, statements of changes in net assets and financial highlights for the year then ended and for the period from September 20, 2024 (commencement of operations) through February 28, 2025, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, and the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year then ended and for the period from September 20, 2024 (commencement of operations) through February 28, 2025, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of February 28, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
April 14, 2026
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 99.71% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $9,707,732 of distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI Short-Term Treasury Bond Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, training, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against the index the fund seeks to track (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) of the fund compared to the fund's benchmark index, over appropriate time periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.03% through June 30, 2026.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances, and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.9918128.101
STN-ANN-0426
Fidelity® SAI Intermediate Treasury Bond Index Fund

Annual Report
February 28, 2026
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
"BLOOMBERG ®" and the Bloomberg indices listed herein (the "Indices") are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the Indices (collectively, "Bloomberg") and have been licensed for use for certain purposes by Fidelity. Bloomberg is not affiliated with Fidelity, and Bloomberg does not approve, endorse, review, or recommend the fund. Bloomberg does not guarantee the timeliness, accuracy, or completeness of any data or information relating to the fund.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® SAI Intermediate Treasury Bond Index Fund
Schedule of Investments February 28, 2026
Showing Percentage of Net Assets
U.S. Treasury Obligations - 99.3%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Notes 1.125% 2/15/2031	3.65 to 4.31	24,850,000	22,179,596
US Treasury Notes 1.25% 8/15/2031	3.61 to 4.25	183,926,400	162,796,418
US Treasury Notes 1.375% 11/15/2031	3.63 to 4.15	146,604,600	129,790,885
US Treasury Notes 1.625% 5/15/2031	3.60 to 4.02	102,457,900	93,116,621
US Treasury Notes 1.875% 2/15/2032	3.65 to 4.11	131,748,000	119,381,882
US Treasury Notes 2.75% 8/15/2032	3.66 to 4.58	121,463,800	114,977,823
US Treasury Notes 2.875% 5/15/2032	3.65 to 3.86	141,499,900	135,342,444
US Treasury Notes 3.375% 5/15/2033	3.69 to 4.27	126,711,700	123,766,643
US Treasury Notes 3.5% 2/15/2033	3.68 to 4.35	151,454,700	149,378,114
US Treasury Notes 3.625% 9/30/2031	3.66 to 4.13	37,200,000	37,262,484
US Treasury Notes 3.75% 10/31/2032	3.78	52,100,000	52,246,531
US Treasury Notes 3.75% 11/30/2032	3.92	53,000,000	53,142,851
US Treasury Notes 3.75% 8/31/2031	3.61 to 4.38	23,350,000	23,541,543
US Treasury Notes 3.875% 12/31/2032	4.02	46,900,000	47,361,672
US Treasury Notes 3.875% 8/15/2033	3.70 to 4.61	172,005,400	173,255,126
US Treasury Notes 3.875% 8/15/2034	3.73 to 4.63	126,549,400	126,733,441
US Treasury Notes 3.875% 8/31/2032	3.87 to 3.92	70,550,000	71,327,152
US Treasury Notes 3.875% 9/30/2032	3.69 to 3.88	64,900,000	65,589,563
US Treasury Notes 4% 1/31/2031	3.59	13,311,300	13,591,044
US Treasury Notes 4% 1/31/2033	3.71	69,000,000	70,185,938
US Treasury Notes 4% 11/15/2035	3.95 to 4.26	140,500,000	141,004,922
US Treasury Notes 4% 2/15/2034	3.72 to 4.42	173,957,200	176,247,183
US Treasury Notes 4% 4/30/2032	3.93 to 4.26	65,600,000	66,858,188
US Treasury Notes 4% 6/30/2032	3.76 to 4.12	57,050,000	58,124,144
US Treasury Notes 4% 7/31/2032	3.76 to 4.14	107,100,000	109,087,207
US Treasury Notes 4.125% 10/31/2031	3.94 to 4.22	79,900,000	82,028,586
US Treasury Notes 4.125% 11/15/2032	3.66 to 4.01	107,778,900	110,473,373
US Treasury Notes 4.125% 11/30/2031	4.16 to 4.56	58,100,000	59,645,551
US Treasury Notes 4.125% 2/15/2036	3.96	73,500,000	74,476,172
US Treasury Notes 4.125% 2/29/2032	4.03 to 4.10	49,950,000	51,259,236
US Treasury Notes 4.125% 3/31/2031	3.59 to 3.96	115,017,600	118,104,205
US Treasury Notes 4.125% 3/31/2032	4.08 to 4.15	63,350,000	65,015,412
US Treasury Notes 4.125% 5/31/2032	3.91 to 4.29	124,250,000	127,479,034
US Treasury Notes 4.125% 7/31/2031	3.98	12,616,200	12,959,606
US Treasury Notes 4.25% 11/15/2034	4.16 to 4.58	164,850,000	169,364,056
US Treasury Notes 4.25% 2/28/2031	3.59 to 3.97	15,528,300	16,032,970
US Treasury Notes 4.25% 5/15/2035	4.11 to 4.39	178,400,000	182,978,468
US Treasury Notes 4.25% 6/30/2031	3.88 to 4.03	32,100,000	33,162,059
US Treasury Notes 4.25% 8/15/2035	4.00 to 4.23	162,750,000	166,793,320
US Treasury Notes 4.375% 1/31/2032	4.18 to 4.44	45,600,000	47,404,406
US Treasury Notes 4.375% 5/15/2034	3.73 to 4.45	144,687,700	150,220,875
US Treasury Notes 4.5% 11/15/2033	3.71 to 4.37	148,377,400	155,431,122
US Treasury Notes 4.5% 12/31/2031	4.49	23,650,000	24,741,041
US Treasury Notes 4.625% 2/15/2035	3.94 to 4.48	153,200,000	161,649,930
US Treasury Notes 4.625% 4/30/2031	3.59 to 4.04	54,707,800	57,466,697
US Treasury Notes 4.625% 5/31/2031	3.60 to 4.13	22,991,900	24,155,865
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,165,107,796)			4,227,131,399

Money Market Funds - 0.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $25,475,534)	3.70	25,470,440	25,475,534

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $4,190,583,330)	4,252,606,933
NET OTHER ASSETS (LIABILITIES) - 0.2%	6,419,421
NET ASSETS - 100.0%	4,259,026,354

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	18,742,564	117,574,439	110,841,391	253,580	(78)	-	25,475,534	25,470,440	0.0%
Total	18,742,564	117,574,439	110,841,391	253,580	(78)	-	25,475,534

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Treasury Obligations	4,227,131,399	-	4,227,131,399	-

Money Market Funds	25,475,534	25,475,534	-	-
Total Investments in Securities:	4,252,606,933	25,475,534	4,227,131,399	-
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $4,165,107,796)	$4,227,131,399
Fidelity Central Funds (cost $25,475,534)	25,475,534

Total Investment in Securities (cost $4,190,583,330)		$4,252,606,933
Receivable for investments sold		170,735,439
Interest receivable		33,085,713
Distributions receivable from Fidelity Central Funds		33,794
Prepaid expenses		1,696
Receivable from investment adviser for expense reductions		18,175
Total assets		4,456,481,750
Liabilities
Payable for investments purchased	$197,089,773
Accrued management fee	105,054
Other payables and accrued expenses	260,569
Total liabilities		197,455,396
Net Assets		$4,259,026,354
Net Assets consist of:
Paid in capital		$4,189,097,873
Total accumulated earnings (loss)		69,928,481
Net Assets		$4,259,026,354
Net Asset Value, offering price and redemption price per share ($4,259,026,354 ÷ 422,768,476 shares)		$10.07
Statement of Operations
Year ended February 28, 2026
Investment Income
Interest		$141,088,504
Income from Fidelity Central Funds		253,580
Total income		141,342,084
Expenses
Management fee	$1,086,508
Custodian fees and expenses	361
Independent trustees' fees and expenses	7,730
Registration fees	253,796
Audit fees	49,414
Legal	1,516
Miscellaneous	8,481
Total expenses before reductions	1,407,806
Expense reductions	(315,086)
Total expenses after reductions		1,092,720
Net Investment income (loss)		140,249,364
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(4,036,138)
Fidelity Central Funds	(78)
Total net realized gain (loss)		(4,036,216)
Change in net unrealized appreciation (depreciation) on investment securities		119,276,470
Net gain (loss)		115,240,254
Net increase (decrease) in net assets resulting from operations		$255,489,618
Statement of Changes in Net Assets

	Year ended February 28, 2026	For the period September 20, 2024 (commencement of operations) through February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$140,249,364	$44,899,983
Net realized gain (loss)	(4,036,216)	(12,950,357)
Change in net unrealized appreciation (depreciation)	119,276,470	(57,252,867)
Net increase (decrease) in net assets resulting from operations	255,489,618	(25,303,241)
Distributions to shareholders	(124,117,209)	(36,188,747)

Share transactions
Proceeds from sales of shares	1,425,000,000	2,904,311,277
Reinvestment of distributions	124,117,209	36,188,747
Cost of shares redeemed	(300,000,000)	(471,300)

Net increase (decrease) in net assets resulting from share transactions	1,249,117,209	2,940,028,724
Total increase (decrease) in net assets	1,380,489,618	2,878,536,736

Net Assets
Beginning of period	2,878,536,736	-
End of period	$4,259,026,354	$2,878,536,736

Other Information
Shares
Sold	145,416,903	291,445,943
Issued in reinvestment of distributions	12,533,702	3,754,691
Redeemed	(30,333,670)	(49,093)
Net increase (decrease)	127,616,935	295,151,541

Financial Highlights
Fidelity® SAI Intermediate Treasury Bond Index Fund

Years ended February 28,	2026	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$9.75	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.382	.158
Net realized and unrealized gain (loss)	.274	(.278)
Total from investment operations	.656	(.120)
Distributions from net investment income	(.336)	(.130)
Total distributions	(.336)	(.130)
Net asset value, end of period	$10.07	$9.75
Total Return D,E	6.85%	(1.18)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.04%	.03% H,I
Expenses net of fee waivers, if any	.03%	.03% H
Expenses net of all reductions, if any	.03%	.03% H
Net investment income (loss)	3.88%	3.77% H
Supplemental Data
Net assets, end of period (000 omitted)	$4,259,026	$2,878,537
Portfolio turnover rate J	43%	20% K,L

AFor the period September 20, 2024 (commencement of operations) through February 28, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAudit fees are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KAmount not annualized.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended February 28, 2026

1. Organization.
Fidelity SAI Intermediate Treasury Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$80,222,040
Gross unrealized depreciation	(1,818,399)
Net unrealized appreciation (depreciation)	$78,403,641
Tax Cost	$4,174,203,292

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$3,541,869
Capital loss carryforward	$(12,017,029)
Net unrealized appreciation (depreciation) on securities and other investments	$78,403,641

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(10,105,003)
Long-term	(1,912,026)
Total capital loss carryforward	$(12,017,029)

The tax character of distributions paid was as follows:

	February 28, 2026	February 28, 2025A
Ordinary Income	$124,117,209	$ 36,188,747

A For the period September 20, 2024 (commencement of operations) through February 28, 2025.
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .03% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.

Prior Fiscal Year Affiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity SAI Intermediate Treasury Bond Index Fund	252,881,098	2,528,810,977
5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity SAI Intermediate Treasury Bond Index Fund	3,539

Effective March 24, 2026 the .10% spread adjustment on the SOFR benchmark was removed.
6. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .03% of average net assets. This reimbursement will remain in place through June 30, 2027. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $314,852.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $234.
7. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity Core Income Fund
Fidelity SAI Intermediate Treasury Bond Index Fund	100%
8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity SAI Intermediate Treasury Bond Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity SAI Intermediate Treasury Bond Index Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of February 28, 2026, the related statement of operations for the year then ended, statements of changes in net assets and financial highlights for the year then ended and for the period from September 20, 2024 (commencement of operations) through February 28, 2025, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, and the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year then ended and for the period from September 20, 2024 (commencement of operations) through February 28, 2025, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of February 28, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
April 14, 2026
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 99.88% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $124,117,209 of distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI Intermediate Treasury Bond Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, training, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against the index the fund seeks to track (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) of the fund compared to the fund's benchmark index, over appropriate time periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.03% through June 30, 2026.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances, and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.9918126.101
TBN-ANN-0426

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	April 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	April 22, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	April 22, 2026